Vanguard® Ultra-Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.4%)
Alabama (6.7%)
[1]	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue TOB VRDO	2.390%	8/7/2025	12,245	12,245
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	1,347	1,415
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (CREEL Road Apartments Project) PUT	3.125%	3/1/2028	1,315	1,317
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	3,711	3,800
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2026	1,060	1,064
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	10,085	10,121
[2]	Alabama State University College & University Revenue	5.000%	9/1/2028	200	212
[2]	Alabama State University College & University Revenue	5.000%	9/1/2029	375	404
[2]	Alabama State University College & University Revenue	5.000%	9/1/2030	290	315
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	675	678
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,345	1,379
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,780	1,851
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,300	1,371
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	2,835	3,023
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2025	300	300
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2025	225	226
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2026	275	279
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2026	1,805	1,833
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2026	1,000	1,017
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2026	2,000	2,031
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	500	508
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	2,000	2,035
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2026	4,300	4,329
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/2026	2,785	2,837
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2026	1,145	1,167
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2026	415	425
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2026	1,850	1,896
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2027	150	155
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2027	1,300	1,345
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2027	1,150	1,193
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2027	1,700	1,755
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	450	465
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	3,190	3,292
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2027	4,305	4,359
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/2027	3,000	3,115
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	3,095	3,202
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2027	555	578
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2027	1,170	1,221
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2028	510	535
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2028	3,070	3,225
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2028	1,000	1,054
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2028	1,825	1,912
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	500	523
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	1,810	1,890
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	1,265	1,326
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2028	550	581
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2028	1,280	1,355
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2029	500	529
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2029	1,970	2,077
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2029	1,060	1,122
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	144,245	145,324
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2025	2,975	2,978
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2026	3,095	3,109
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2027	3,220	3,247
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	2,955	2,917
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	1,800	1,825
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	62,830	65,227
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	7,800	8,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	2,100	2,212
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/2025	159,265	159,562
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/2025	755	756
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/2026	810	817
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2026	67,725	67,897
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	123,245	124,135
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.640%	10/1/2052	39,690	39,100
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	61,415	62,053
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	58,640	59,024
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	150	157
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	5,725	6,148
[2]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2025	15	15
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2026	240	245
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2027	250	257
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2027	255	265
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2028	1,300	1,372
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2028	475	496
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2028	1,300	1,384
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2028	600	630
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2029	900	966
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2029	525	555
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2029	350	378
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2029	625	663
	Jacksonville State University College & University Revenue	4.000%	12/1/2025	535	536
	Jefferson County AL Sewer Revenue	5.000%	10/1/2026	1,750	1,794
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	127,255	127,496
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/2026	5,600	5,618
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.300%	3/12/2026	10,110	10,133
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	2,955	2,986
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2026	1,140	1,153
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2027	1,640	1,687
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2025	355	356
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2026	400	405
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2026	420	429
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2027	1,250	1,286
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2027	600	622
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2028	1,250	1,303
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2028	610	640
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2026	290	294
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2027	375	383
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2027	375	385
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2028	415	428
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2028	625	649
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2029	655	683
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2029	200	211
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2029	825	864
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2030	585	613
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2030	625	656
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2026	155	156
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2026	330	336
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2026	1,000	1,022
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2026	1,635	1,677
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2027	565	579
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2027	1,535	1,584
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2027	1,000	1,038
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2027	2,680	2,799
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2028	840	872
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2028	1,115	1,166
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2028	3,515	3,731
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2029	885	930
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2029	1,130	1,194
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2029	4,370	4,698
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2030	1,405	1,488
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2030	2,040	2,169
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2030	7,355	7,956
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2025	560	561
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2026	850	856
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	15,575	15,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/2026	750	754
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.000%	12/1/2026	1,050	1,073
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2028	2,910	3,079
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	200	213
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	7,805	8,068
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	655	688
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2026	185	188
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2027	1,000	1,032
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	12/1/2027	330	344
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2028	1,200	1,259
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	430	454
	University of South Alabama College & University Revenue	5.000%	4/1/2026	2,250	2,284
	University of South Alabama College & University Revenue	5.000%	4/1/2027	2,000	2,075
[4]	University of South Alabama College & University Revenue	5.000%	4/1/2028	3,510	3,718
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	6,360	6,463
					1,100,548
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2025	275	277
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2026	345	351
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2026	465	478
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2027	1,250	1,316
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/2028	1,000	1,065
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/2028	1,225	1,317
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2028	775	834
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2029	225	246
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2030	250	277
	Municipality of Anchorage AK GO	5.000%	9/1/2026	2,600	2,665
	Municipality of Anchorage AK GO	5.000%	9/1/2026	1,060	1,087
					9,913
Arizona (1.4%)
	Arizona COP	5.000%	10/1/2025	1,870	1,873
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2031	1,945	1,981
[1,5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.490%	8/7/2025	2,163	2,163
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.540%	1/1/2046	3,850	3,818
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	2.540%	11/4/2025	1,370	1,370
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	2.540%	11/4/2025	150	150
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	8,915	9,338
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	3,000	3,183
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2032	215	219
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2027	1,250	1,247
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2027	230	229
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/2028	1,000	1,068
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/2026	8,061	8,158
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	5,138	5,244
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	5,926	6,074
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/2027	18,000	18,457
[1,5]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.540%	8/7/2025	5,285	5,285
[1,5]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.540%	8/7/2025	3,420	3,420
[1,5]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.540%	8/7/2025	3,325	3,325
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	2,580	79
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	1,935	59
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	1,935	59
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/2026	125	122
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,475	12,557
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	930	931
[1,5]	Glendale Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/7/2025	11,945	11,945
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	3,105	3,128
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,775	1,829
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,500	1,548
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,510	1,587
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,105	1,182
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,715	1,863
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	3,695	3,793
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	7,500	8,266
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	6,800	6,894
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	11,000	11,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue VRDO	2.750%	8/1/2025	12,800	12,800
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,530	2,450
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	1,445	1,399
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	1,815	1,845
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2025	650	647
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2028	1,025	955
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/2027	1,920	1,936
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	4,265	4,269
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2026	3,850	3,854
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	3,750	3,753
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2030	1,885	1,961
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	4,660	4,744
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2026	325	325
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.330%	8/7/2025	5,000	5,000
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2025	4,150	4,175
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	1,525	1,559
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2027	12,425	12,905
	Salt Verde Financial Corp. Natural Gas Revenue	5.500%	12/1/2029	2,875	3,089
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2025	275	275
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2029	380	380
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.450%	9/2/2025	11,770	11,770
	Yavapai County IDA Revenue	4.000%	10/1/2025	2,145	2,149
	Yavapai County IDA Revenue	4.000%	10/1/2026	2,215	2,245
					228,487
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	2,055	2,057
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	500	502
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	4,000	4,061
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	745	745
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	765	782
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	750	777
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	1,530	1,575
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2027	3,380	3,383
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	2,045	2,064
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	560	560
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,990	2,007
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2026	550	566
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2028	370	397
	Bentonville AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2030	400	442
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	225	228
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2026	2,425	2,491
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,030	1,079
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2028	1,310	1,398
					25,114
California (7.4%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2025	2,185	2,189
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,765	2,776
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	2,500	2,493
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	4,295	4,291
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	2,500	2,421
[5]	Bay Area Toll Authority Highway Revenue VRDO	2.000%	8/1/2025	16,825	16,825
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.590%	4/1/2056	11,000	10,757
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.700%	4/1/2056	9,000	8,689
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.740%	4/1/2056	10,725	10,652
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.540%	4/1/2036	15,620	15,513
	Burbank Unified School District GO	4.500%	8/1/2032	2,640	2,667
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2025	900	900
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/2026	1,655	1,662
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2026	1,250	1,262
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2026	315	318
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2027	300	305
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2028	1,000	1,046
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2028	450	474
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	480	504
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2030	650	694
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2031	545	583
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2025	1,280	1,287
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2026	1,105	1,128
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2027	875	903

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	900	935
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	8,120	8,463
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2027	975	1,010
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2028	1,640	1,715
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,560	1,644
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	3,635	3,846
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2028	1,215	1,274
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	8,550	9,172
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	50,985	51,358
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	44,480	46,522
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	510	544
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	17,185	17,265
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	63,800	67,370
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,125	1,138
	California GO	5.000%	9/1/2029	9,425	9,683
	California GO	5.000%	8/1/2033	1,275	1,299
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2026	455	459
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	2,200	2,201
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	200	201
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	7,625	7,631
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	250	257
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,240	5,542
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	350	357
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,275	1,304
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,250	1,258
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/2025	1,130	1,129
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2025	5,090	5,111
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	5,095	5,287
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	8,685	9,002
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	71,635	76,489
[1,5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	8/7/2025	8,490	8,490
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	8/1/2027	300	302
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	2/1/2028	855	862
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	8/1/2028	545	551
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	2/1/2029	585	592
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	8/1/2029	920	933
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	2/1/2030	460	467
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/2030	955	969
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	14,000	14,070
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/2026	2,685	2,696
[3]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.190%	8/1/2072	21,535	21,397
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	5,000	5,053
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.990%	12/1/2050	7,125	7,088
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2025	1,100	1,102
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2027	15	15
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	900	901
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	1,000	1,001
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	160	162
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,345	1,362
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	2,595	2,645
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,365	1,413
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,430	1,500
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,024
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2025	1,638	1,639
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,499
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	2,600	2,609
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	1,078	1,082
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	6,345	6,689
[1,5]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	2.990%	8/1/2025	8,475	8,475
[1]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.990%	8/1/2025	14,760	14,760
[1]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,800	1,777
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	1,250	1,270
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2025	1,050	1,051
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2029	700	713
	California Public Finance Authority Tax Increment/Allocation Revenue (Fontana Jurupa Hills Project)	5.000%	9/1/2025	1,890	1,893
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	500	500
[1]	California School Finance Authority Charter School Aid Revenue GAN	4.400%	12/1/2026	2,085	2,095
	California State University College & University Revenue PUT	0.550%	11/1/2026	10,185	9,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue PUT	3.125%	11/1/2026	3,000	3,007
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	425	425
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	3,700	3,713
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	125	127
[1,8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	122,500	129,980
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	1,000	1,001
[1,8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	25,000	27,227
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	1,085	1,108
	Cerritos Community College District GO	0.000%	8/1/2026	2,150	2,093
	Citrus Community College District GO	5.000%	8/1/2025	135	135
[2]	Commerce Community Development Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2025	1,085	1,085
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	85,350	85,669
	El Centro Elementary School District BAN GO	5.000%	8/1/2028	2,010	2,142
	El Centro Elementary School District BAN GO	5.000%	6/15/2030	3,500	3,820
	El Rancho Unified School District BAN GO	0.000%	8/1/2028	3,320	3,048
	Fresno Unified School District GO	2.000%	8/1/2025	700	700
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/2025	4,225	4,227
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/2025	100	100
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	4,705	4,740
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	2.660%	8/1/2025	3,415	3,415
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2026	760	766
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,080	3,130
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	15,735	16,054
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	6,060	6,183
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	275	279
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,540	1,565
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	3,700	3,760
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	1,740	1,775
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	350	357
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,615	2,668
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,300	2,347
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	5,325	5,433
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	2,750	2,806
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	890	905
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	345	353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	280	292
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,450	1,512
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	375	391
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,530	1,595
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	965	1,006
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	3,545	3,574
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	4,175	4,353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	225	235
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,695	2,770
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,665	2,779
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	190	198
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,970	3,097
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	885	918
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	110	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	400	411
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	750	782
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,390	1,449
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	525	547
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,270	1,350
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	980	1,042
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,280	2,424
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	720	758
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	90	96
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	130	133
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	940	999
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	575	611
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	180	191
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	165	175
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,535	1,574
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	510	542
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	35	37
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	9,840	10,359
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,275	1,381
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,230	1,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,075	1,164
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	585	633
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	265	287
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	290	297
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	415	428
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	825	867
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	105	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	230	247
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	470	504
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	210	215
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	65	70
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	900	975
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,580	1,711
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	500	541
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	355	389
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,990	2,121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	235	258
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	3,000	3,019
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	145	159
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,215	1,332
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	7,240	7,382
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	370	372
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,700	6,737
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	625	635
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	300	305
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	2,775	2,821
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	2,270	2,308
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	3,050	3,101
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	500	519
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	315	327
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	965	1,001
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	2,000	2,015
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	4,315	4,347
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	2,230	2,314
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	3,210	3,331
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	2,085	2,141
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	2,140	2,277
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,125	1,197
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	570	585
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	725	764
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	7,385	7,610
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	655	660
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,060	1,149
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,745	1,788
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	205	225
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	355	357
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	120	125
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	105	116
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	90	100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	470	524
	Montebello Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2030	1,640	1,666
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2025	845	846
[9]	North Orange County CA Community College District GO	0.000%	8/1/2026	3,000	2,923
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2025	655	655
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2026	500	509
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2027	735	760
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2028	1,500	1,574
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2029	1,625	1,727
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	20,465	21,641
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.740%	8/1/2025	22,100	22,100
	Palomar Health COP	5.000%	11/1/2025	350	349
	Palomar Health GO	5.000%	8/1/2028	665	668
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,600	1,572
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2025	5,000	5,009
	Romoland School District Special Tax Revenue	5.000%	9/1/2026	1,655	1,658
	Roseville CA Special Tax Revenue	5.000%	9/1/2027	1,000	1,001
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2025	1,500	1,502
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2026	3,850	3,929
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	6,850	6,990
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	500	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	405	406
	San Francisco CA City & County Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2028	3,575	3,614
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2031	1,000	1,015
[1,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.540%	8/7/2025	18,251	18,251
[1,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.540%	8/7/2025	31,210	31,210
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2027	125	129
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2028	500	521
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2029	565	595
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2030	500	532
	San Jose CA Local or Guaranteed Housing Revenue	3.000%	3/1/2029	14,900	14,956
[9]	San Mateo Union High School District GO	0.000%	9/1/2026	2,000	1,944
[9]	San Ysidro School District GO	0.000%	8/1/2027	100	94
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2031	435	452
[9]	Santa Monica Community College District GO	0.000%	8/1/2025	1,380	1,380
	Santa Monica Community College District GO	0.000%	8/1/2026	1,000	973
	Shasta Union High School District BAN GO	0.000%	2/1/2029	4,975	4,464
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	6,480	6,611
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	1,610	1,670
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	1,500	1,554
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	3,435	3,652
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2025	150	150
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2026	500	509
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	500	516
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,000	1,047
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	1,000	1,059
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	9,000	9,416
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2026	520	531
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2027	110	114
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2026	295	301
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2027	2,185	2,266
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	70	76
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	2,540	2,545
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2028	105	112
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	7,000	7,396
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2025	115	116
[9]	Stanislaus County Modesto Elementary School District GO	0.000%	8/1/2025	1,945	1,945
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,355	3,441
[9]	Tulare Joint Union High School District GO	0.000%	8/1/2026	1,000	971
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2025	825	828
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	485	501
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	200	208
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	730	747
					1,214,328
Colorado (1.7%)
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/2026	3,800	3,828
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	500	518
[2]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2026	1,185	1,215
[2]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2028	1,000	1,066
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/2026	1,685	1,685
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	5,845	5,858
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2025	760	764
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	1,700	1,700
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	3,995	4,016
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	455	457
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,060	1,066
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,555	1,597
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	370	378
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	715	747
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	416
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	527
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	27,000	29,119
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	480
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,370	1,390
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	360	387
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,000	1,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2025	190	191
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/2027	1,075	1,121
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	5.000%	5/15/2026	2,000	2,035
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2025	4,600	4,600
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/2025	9,075	9,122
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	5,055	5,096
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	30,040	30,658
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/2026	11,695	11,984
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	17,675	18,734
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	24,720	26,220
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	16,615	18,113
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.840%	5/15/2061	11,120	11,040
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	5,275	5,286
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	4,050	4,083
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	1,400	1,404
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	750	756
[3]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	3.160%	12/1/2025	4,710	4,710
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2026	500	512
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2028	500	530
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2029	465	500
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2030	280	302
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2031	515	557
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2027	2,000	2,036
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2028	3,605	3,669
[1]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	3,000	3,116
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.671%	9/1/2039	12,530	12,516
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/2028	1,000	1,003
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/2026	350	350
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	530	557
	University of Colorado College & University Revenue PUT	2.000%	10/15/2025	8,230	8,207
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	4,295	4,229
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	600	646
[1]	Vail CO COP TOB VRDO	2.340%	8/7/2025	10,730	10,730
[2]	Vauxmont Metropolitan District GO	5.000%	12/15/2025	250	252
[1]	Westminster CO Water & Wastewater Utility Water Revenue TOB VRDO	2.800%	8/1/2025	8,595	8,595
					271,687
Connecticut (1.3%)
	Bridgeport CT GO	5.000%	8/15/2027	4,485	4,689
	Connecticut GO	5.000%	6/15/2032	2,605	2,605
	Connecticut GO	5.000%	10/15/2033	535	546
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	340	343
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.550%	5/15/2028	390	394
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2028	100	101
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.450%	11/15/2025	350	347
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	500	486
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/2026	180	175
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/2026	3,180	3,184
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/2027	825	826
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	7,215	7,219
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	5/15/2028	1,695	1,701
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	8/1/2025	110	110
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	300	310
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	26,575	26,481
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	13,605	13,555
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	4,815	4,752
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	850	856
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/2027	6,820	6,999
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	22,845	24,472
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	8/6/2025	32,725	32,725
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.850%	8/6/2025	5,420	5,420
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.590%	9/12/2025	2,900	2,900
	Enfield CT BAN GO	4.000%	7/29/2026	16,750	16,960
	Hartford CT Special Obligation Revenue	5.000%	7/15/2027	2,500	2,610
	Hartford CT Special Obligation Revenue	5.000%	7/15/2028	1,400	1,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hartford CT Special Obligation Revenue	5.000%	7/15/2029	700	759
[8]	Lyme CT BAN GO	4.000%	8/6/2026	16,481	16,657
	New Haven CT GO	5.000%	8/1/2025	500	500
[4]	New Haven CT GO	5.000%	8/1/2026	700	716
[4]	New Haven CT GO	5.000%	8/1/2027	500	523
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	18,090	18,105
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	4,000	4,036
	University of Connecticut College & University Revenue	5.000%	8/15/2025	3,835	3,838
	University of Connecticut College & University Revenue	5.000%	2/15/2029	750	751
	University of Connecticut College & University Revenue	5.000%	3/15/2030	3,075	3,113
	Washington CT BAN GO	4.000%	12/2/2025	2,260	2,267
	Weston CT BAN GO	4.000%	7/28/2026	3,900	3,953
					217,476
Delaware (0.1%)
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/2025	8,070	8,023
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/2025	2,935	2,918
					10,941
District of Columbia (1.4%)
	District of Columbia College & University Revenue	5.000%	4/1/2030	1,530	1,573
	District of Columbia GO	5.000%	6/1/2031	3,010	3,120
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	4,370	4,409
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	6,630	6,683
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	1,115	1,123
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	1,702	1,785
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/2025	13,652	13,740
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/2025	5,545	5,548
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	17,120	17,230
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	2,785	2,804
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	5,060	5,083
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	9,175	9,301
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	5,539	5,804
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	1,850	1,934
[7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	16,450	17,021
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	3,900	3,883
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2030	1,700	1,725
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	12,550	12,352
[1,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	2.410%	8/7/2025	38,380	38,380
[1,2]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	2.410%	8/7/2025	5,455	5,455
[1,5]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	2.410%	8/7/2025	65,900	65,900
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,500	1,552
[1,8]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	2.330%	8/1/2025	4,745	4,745
					231,150
Florida (3.4%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	240	241
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,450	1,485
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	275	275
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	200	200
[8]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	135	135
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,000	5,328
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	2,195	2,226
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	1,270	1,287
[1]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	8/7/2025	3,750	3,750
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	2,015	2,016
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	2,275	2,279
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2025	1,500	1,504
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/2025	750	749
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	400	403
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2027	990	996
[1]	Central Florida Expressway Authority Highway Revenue TOB VRDO	2.440%	8/7/2025	7,045	7,045
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	1,000	1,070
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	5,275	5,703
[2]	Duval County Public Schools COP	5.000%	7/1/2026	2,150	2,194
	Escambia County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2026	5,240	5,276
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2027	650	678
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2028	375	399
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2029	500	541
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/2030	875	877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2026	545	553
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2031	340	342
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	645	663
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2029	1,375	1,354
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	15,945	17,229
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2025	590	591
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Flagler College Inc. Project)	5.000%	11/1/2027	1,095	1,116
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	415	420
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/2027	1,005	1,052
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	5,950	5,987
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	2,225	2,247
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2027	4,530	4,551
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2028	4,200	4,235
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2025	35,080	35,201
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	15,730	15,937
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	19,685	20,150
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	13,155	13,462
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	1,685	1,729
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2030	1,295	1,327
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	1,110	1,137
[2]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2025	125	125
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2029	1,115	1,142
[2]	Hernando County School District COP	5.000%	7/1/2028	2,000	2,036
[2]	Hernando County School District COP	5.000%	7/1/2029	1,705	1,734
[2]	Hernando County School District COP	5.000%	7/1/2030	1,650	1,677
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	1,565	1,719
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	6/1/2028	5,000	5,038
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	2,450	2,453
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	15,245	16,677
[5]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	2.450%	8/6/2025	4,015	4,015
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2026	3,295	3,300
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,745	1,751
[1]	JEA Water & Sewer System Water Revenue TOB VRDO	2.330%	8/7/2025	6,015	6,015
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	3,195	3,272
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	655	670
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2026	230	232
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	1,440	1,450
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	250	252
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,009
	Lee County FL IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2026	2,000	2,006
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/2025	1,250	1,250
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	4,875	4,924
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	1,420	1,429
	Manatee County FL Public Utilities Water Revenue	5.000%	10/1/2028	1,000	1,001
[2]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2030	2,650	2,722
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2027	1,000	1,000
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	2,690	2,695
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,225	1,245
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	1,485	1,519
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	505	513
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2027	2,400	2,463
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	1,205	1,224
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2025	1,500	1,503
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2025	1,625	1,627
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2025	3,055	3,065
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/2026	6,750	6,762
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2026	25,665	25,669
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/2026	1,000	1,000
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,060	8,103
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	32,875	32,969
	Miami-Dade County School Board COP	5.000%	2/1/2027	375	379
	Miami-Dade County School Board COP	5.000%	2/1/2032	2,040	2,059
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2029	1,375	1,464
[1]	North Springs Improvement District Special Assessment Revenue	4.250%	5/1/2028	915	922
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2025	1,340	1,341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2026	1,395	1,423
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,920	1,898
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	350	355
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	625	643
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	650	678
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	5,290	5,420
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/7/2025	14,760	14,760
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/7/2025	5,650	5,650
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	6/1/2027	18,370	18,519
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,915	10,953
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	2,465	2,206
	Orlando Utilities Commission Multiple Utility Revenue VRDO	2.960%	8/6/2025	60,190	60,190
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2025	565	566
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2025	240	240
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2026	245	246
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2026	110	110
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2028	425	449
[1,5]	Palm Beach County Health Facilities Authority Revenue TOB VRDO	2.640%	8/7/2025	19,300	19,300
	Palm Beach County School District COP	5.000%	8/1/2028	2,300	2,300
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2031	120	121
[2]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2025	2,430	2,435
[2]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2026	865	888
[2]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	905	950
[2]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2028	950	1,018
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/2027	4,750	4,754
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/2026	1,995	2,012
[2]	Santa Rosa County School Board COP	5.000%	2/1/2027	1,010	1,044
[2]	Santa Rosa County School Board COP	5.000%	2/1/2028	1,000	1,054
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/2025	3,575	3,588
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	8/7/2025	12,000	12,000
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/2026	100	100
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2028	250	248
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2029	255	253
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,310	1,365
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,375	1,430
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	6,250	6,447
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2025	395	394
[1,5]	St. Johns County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.640%	8/7/2025	5,760	5,760
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2029	1,310	1,340
[1]	Tampa Florida Water & Wastewater System Water Revenue TOB VRDO	2.330%	8/7/2025	10,000	10,000
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/2026	150	148
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/2028	350	355
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2026	300	304
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2028	400	418
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2029	935	995
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	425	456
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	500	533
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2031	1,230	1,323
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/2027	520	521
					549,521
Georgia (4.7%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2025	2,950	2,955
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2026	3,060	3,128
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2027	3,180	3,316
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2028	3,290	3,494
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2029	3,415	3,684
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	4,473	4,633
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Skyline Apartments Project) PUT	4.125%	9/1/2025	9,899	9,901
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	9,440	9,615
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	1,250	1,265
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	10,000	10,106
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,350	2,350
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,050	2,050
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2029	7,565	7,580
	Bartow County Development Authority Electric Power & Light Revenue PUT	2.875%	8/19/2025	2,050	2,049
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/2028	9,555	9,755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.875%	8/19/2025	505	505
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/2026	3,590	3,604
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	2,270	2,281
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	7,295	7,330
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	1,620	1,622
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	3,145	3,148
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	3,345	3,380
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	3,640	3,639
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	7,275	7,364
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	2,330	2,358
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	10,745	10,762
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	2,100	2,130
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	1,000	1,058
[1,5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	8/7/2025	4,135	4,135
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments, LLC Project) PUT	3.450%	4/1/2028	2,614	2,633
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (HCAG RAD II Project) PUT	3.300%	11/1/2027	1,185	1,191
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	1,000	1,008
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	8,165	8,693
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2026	1,820	1,861
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2027	4,135	4,322
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2028	1,750	1,864
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	1,530	1,551
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	1,090	1,097
[2]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	11,000	11,222
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2026	300	306
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2028	325	343
[1,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	8/7/2025	5,835	5,835
[1,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	8/7/2025	7,500	7,500
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2026	470	470
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2027	765	767
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2028	800	804
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2026	1,860	1,882
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2028	1,000	1,034
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/2030	2,935	3,228
	Georgia GO	4.000%	2/1/2026	5,140	5,146
	Georgia GO	4.000%	2/1/2031	2,735	2,735
	Georgia GO	4.000%	2/1/2031	2,000	2,005
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2026	1,000	1,009
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2027	600	620
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/2028	315	332
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2026	150	153
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2027	350	366
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2028	195	208
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	8,140	8,314
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2026	6,500	6,561
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2027	2,000	2,065
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2028	155	163
[1,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	2.400%	8/7/2025	13,675	13,675
[1,2,5]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	2.410%	8/7/2025	8,960	8,960
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,650	1,652
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	8,643	9,011
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2028	1,025	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/2027	822	858
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2025	2,515	2,519
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2025	375	376
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2025	250	250
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2025	325	325
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2025	1,500	1,504
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2025	550	553
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2025	1,000	1,006
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2025	2,600	2,615
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2025	500	503
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2026	530	535
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2026	345	349
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2026	1,100	1,116
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	600	611
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	285	290
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	275	280
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2026	2,200	2,222
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	1,000	1,023
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	875	895
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	2,900	2,967
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	1,000	1,028
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	620	637
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2027	1,250	1,287
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2027	250	258
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	850	881
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	518
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	518
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	1,570	1,597
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	3,140	3,193
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	1,700	1,764
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	1,000	1,038
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	2,800	2,905
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	665	693
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	650	679
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	700	732
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	1,665	1,738
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	535	561
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	2,045	2,149
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	580	613
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	1,250	1,313
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	2,225	2,338
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	750	792
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2029	500	530
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	280	296
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	128,375	128,664
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	79,355	80,193
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	92,460	92,977
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	12,265	12,796
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	35,205	35,247
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	4,435	4,681
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	19,775	20,796
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	30,755	32,505
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,500	2,510
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,200	2,208
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,000	1,004
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,205	1,210
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	3,170	3,209
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	10,045	10,061
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	25,645	27,961
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	1,000	1,002
	Private Colleges & Universities Authority College & University Revenue VRDO	2.860%	8/6/2025	3,030	3,030
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2027	1,000	1,047
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,472
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	3,000	3,265
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	3,000	3,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Regional Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/2025	1,150	1,150
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	828	869
					772,820
Guam (0.1%)
	Guam Income Tax Revenue	5.000%	12/1/2026	1,500	1,532
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2025	350	352
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2027	300	301
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	950	984
[8]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	555	579
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	575	603
[8]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	1,105	1,172
[8]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	480	514
[8]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	625	673
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2025	1,315	1,319
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	1,910	1,955
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,645	3,803
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	450	470
					14,257
Hawaii (0.3%)
	Hawaii County HI GO	5.000%	9/1/2026	1,335	1,369
	Hawaii GO	4.000%	4/1/2029	3,300	3,328
	Hawaii GO	5.000%	10/1/2029	2,575	2,705
	Hawaii GO	4.000%	10/1/2030	1,000	1,009
	Hawaii GO	4.000%	8/1/2032	8,500	8,502
	Hawaii GO	4.000%	8/1/2033	4,655	4,655
	Hawaii GO	4.000%	8/1/2034	4,060	4,060
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/2027	21,735	21,934
	Honolulu HI City & County GO	5.000%	10/1/2031	1,700	1,707
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	3,480	3,536
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	4,595	4,812
					57,617
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2027	1,000	1,001
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2028	1,530	1,531
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,000	1,009
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (Partners in Healthcare Project)	4.500%	11/1/2026	570	570
[8]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.650%	11/3/2025	4,935	4,935
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	2,700	2,709
					11,755
Illinois (6.4%)
[2]	Bolingbrook IL GO	5.000%	1/1/2029	1,750	1,842
[9]	Chicago Board of Education GO	0.000%	12/1/2025	3,305	3,266
[9]	Chicago Board of Education GO	0.000%	12/1/2025	3,135	3,098
	Chicago Board of Education GO	0.000%	12/1/2025	6,600	6,520
[9,10]	Chicago Board of Education GO	0.000%	12/1/2025	275	272
	Chicago Board of Education GO	5.000%	12/1/2025	11,720	11,770
	Chicago Board of Education GO	5.000%	12/1/2025	6,480	6,507
[11]	Chicago Board of Education GO	5.500%	12/1/2025	3,370	3,387
	Chicago Board of Education GO	0.000%	12/1/2026	2,500	2,381
[9]	Chicago Board of Education GO	0.000%	12/1/2026	4,855	4,629
[2]	Chicago Board of Education GO	5.000%	12/1/2026	1,000	1,023
	Chicago Board of Education GO	5.000%	12/1/2026	10,270	10,428
	Chicago Board of Education GO	5.000%	12/1/2026	5,805	5,894
	Chicago Board of Education GO	5.000%	12/1/2026	3,045	3,091
	Chicago Board of Education GO	5.000%	12/1/2026	4,435	4,503
[2,10]	Chicago Board of Education GO	5.500%	12/1/2026	6,465	6,656
[11]	Chicago Board of Education GO	5.500%	12/1/2026	1,250	1,271
	Chicago Board of Education GO	7.000%	12/1/2026	1,100	1,111
[9]	Chicago Board of Education GO	0.000%	12/1/2027	750	689
	Chicago Board of Education GO	4.000%	12/1/2027	1,555	1,563
[2]	Chicago Board of Education GO	5.000%	12/1/2027	550	570
[2]	Chicago Board of Education GO	5.000%	12/1/2027	3,155	3,272
	Chicago Board of Education GO	5.000%	12/1/2027	7,590	7,801
[11]	Chicago Board of Education GO	5.500%	12/1/2027	3,075	3,193
[9]	Chicago Board of Education GO	0.000%	12/1/2028	1,000	883
[2]	Chicago Board of Education GO	5.000%	12/1/2028	460	484
	Chicago Board of Education GO	5.000%	12/1/2028	1,295	1,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/2028	3,440	3,572
[2]	Chicago Board of Education GO	5.000%	12/1/2029	6,200	6,480
	Chicago Board of Education GO	5.000%	12/1/2029	4,000	4,169
	Chicago Board of Education GO	5.000%	12/1/2030	5,420	5,514
[2]	Chicago Board of Education GO	5.000%	12/1/2030	3,635	3,781
[1]	Chicago Board of Education GO	6.750%	12/1/2030	1,070	1,140
	Chicago IL GO	5.000%	1/1/2026	2,615	2,636
	Chicago IL GO	5.000%	1/1/2027	6,410	6,542
	Chicago IL GO	5.000%	1/1/2027	1,340	1,348
	Chicago IL GO	5.000%	1/1/2028	4,955	5,118
	Chicago IL GO	5.000%	1/1/2028	1,000	1,033
	Chicago IL GO	4.000%	1/1/2029	8,493	8,601
	Chicago IL GO	5.000%	1/1/2029	10,545	11,009
	Chicago IL GO	5.000%	1/1/2029	2,000	2,088
	Chicago IL GO	5.000%	1/1/2029	805	840
	Chicago IL GO	4.000%	1/1/2030	1,820	1,843
	Chicago IL GO	5.000%	1/1/2030	1,655	1,740
	Chicago IL GO	5.000%	1/1/2031	1,400	1,462
[1,5]	Chicago IL GO TOB VRDO	2.430%	8/7/2025	7,000	7,000
[9]	Chicago IL GO, ETM	0.000%	1/1/2027	2,050	1,964
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	2,350	2,364
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	1,100	1,104
[1,4]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	2.410%	8/7/2025	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	600	619
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,165	2,230
	Chicago IL Waterworks Water Revenue	4.000%	11/1/2026	425	431
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	650	668
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	5,000	5,226
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,725	3,813
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,580	3,739
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	2,200	2,340
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,045
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	725	741
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	3,500	3,597
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,022
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2030	1,955	2,041
[11]	Chicago IL Waterworks Water Revenue	5.750%	11/1/2030	6,855	7,315
[1,2]	Chicago IL Waterworks Water Revenue TOB VRDO	2.410%	8/7/2025	2,895	2,895
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2026	5,000	5,050
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	15,465	15,990
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	225	238
	Chicago Park District GO	5.000%	1/1/2026	2,500	2,523
	Chicago Park District GO	5.000%	1/1/2027	1,000	1,032
	Chicago Park District GO	5.000%	1/1/2029	1,875	2,005
	Chicago Park District GO	5.000%	1/1/2031	500	503
[1,4]	Chicago Park District GO TOB VRDO	2.410%	8/7/2025	5,700	5,700
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	3,660	3,718
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	4,500	4,572
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	1,250	1,290
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	1,375	1,449
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	2,730	2,877
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2029	2,170	2,323
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	2.320%	8/7/2025	12,815	12,815
[4]	Cook County Community College District No. 508 GO	5.000%	12/1/2027	1,000	1,045
[1,4]	Cook County Community College District No. 508 GO TOB VRDO	2.390%	8/7/2025	6,000	6,000
	Cook County IL GO	5.000%	11/15/2027	325	342
	Cook County IL GO	5.000%	11/15/2028	4,110	4,216
	Cook County IL GO	5.000%	11/15/2029	6,525	6,685
	Cook County IL Sales Tax Revenue	5.000%	11/15/2026	620	637
	Cook County IL Sales Tax Revenue	5.000%	11/15/2027	35	37
	Cook County IL Sales Tax Revenue	5.000%	11/15/2028	225	241
	DuPage County Forest Preserve District GO	5.000%	11/1/2026	1,050	1,080
	DuPage County Forest Preserve District GO	5.000%	11/1/2028	490	526
	DuPage County Forest Preserve District GO	5.000%	11/1/2029	425	464
	Elmhurst Park District GO	5.000%	12/15/2026	250	258
	Elmhurst Park District GO	5.000%	12/15/2028	150	162
	Elmhurst Park District GO	5.000%	12/15/2030	250	276
	Evanston IL GO	3.000%	12/1/2028	3,680	3,677
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2027	250	263
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2028	275	295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2029	350	382
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2030	500	552
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2025	100	100
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2027	405	405
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2027	130	132
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2028	580	580
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2028	350	357
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2029	1,815	1,812
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2029	275	281
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2030	630	623
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	890	887
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	1,065	1,061
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2027	400	412
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2028	1,395	1,478
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	750	765
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2028	500	501
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2029	600	634
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	995	1,015
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	1,240	1,241
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2026	400	407
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2028	675	700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	475	476
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	3,000	3,038
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,000	1,013
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	140	140
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,650	1,677
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,250	1,279
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	3,430	3,434
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,060	1,099
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,000	3,034
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,590	1,644
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,735	1,797
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,835	1,909
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	3,655	3,659
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,820	1,914
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	665	703
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,205	1,209
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	540	578
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	700	750
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	4,465	4,593
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,765	1,766
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,290	2,339
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	2,355	2,357
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	615	625
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	15,330	15,538
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	6,790	7,034
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	1,755	1,880
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	16,430	17,542
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.600%	8/1/2025	6,800	6,800
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.600%	8/1/2025	21,160	21,160
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.650%	8/1/2025	20,710	20,710
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	8/6/2025	91,000	91,000
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.590%	4/1/2051	5,705	5,705
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.990%	5/1/2042	1,405	1,396
[3]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.252%	11/1/2034	13,975	13,971
[8]	Illinois Finance Authority Water Revenue	5.000%	1/1/2026	270	271
	Illinois Finance Authority Water Revenue	5.000%	1/1/2026	550	555
[8]	Illinois Finance Authority Water Revenue	5.000%	7/1/2026	7,540	7,663
[8]	Illinois Finance Authority Water Revenue	5.000%	1/1/2027	4,015	4,122
[8]	Illinois Finance Authority Water Revenue	5.000%	7/1/2027	6,575	6,838
[8]	Illinois Finance Authority Water Revenue	5.000%	1/1/2028	1,545	1,624
[8]	Illinois Finance Authority Water Revenue	5.000%	7/1/2028	825	876
[8]	Illinois Finance Authority Water Revenue	5.000%	1/1/2029	580	622
[8]	Illinois Finance Authority Water Revenue	5.000%	7/1/2029	1,125	1,217
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	635	698
[8]	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	250	273
[8]	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	700	768
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	605	670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,080	1,058
	Illinois GO	5.000%	11/1/2025	25,500	25,642
	Illinois GO	5.000%	11/1/2025	3,750	3,771
[4]	Illinois GO	5.000%	11/1/2025	10,000	10,055
	Illinois GO	5.000%	12/1/2025	500	504
	Illinois GO	5.000%	12/1/2025	655	660
	Illinois GO	5.000%	2/1/2026	1,300	1,314
	Illinois GO	5.000%	3/1/2026	13,760	13,938
	Illinois GO	5.000%	6/1/2026	155	158
	Illinois GO	5.000%	7/1/2026	8,775	8,953
	Illinois GO	5.000%	10/1/2026	135	138
	Illinois GO	5.000%	10/1/2026	2,250	2,306
	Illinois GO	5.000%	10/1/2026	1,000	1,025
	Illinois GO	5.000%	11/1/2026	17,230	17,690
	Illinois GO	5.000%	11/1/2026	750	770
	Illinois GO	5.000%	2/1/2027	1,525	1,573
	Illinois GO	5.000%	3/1/2027	4,200	4,339
	Illinois GO	5.000%	5/1/2027	500	519
	Illinois GO	5.000%	7/1/2027	13,220	13,753
	Illinois GO	5.000%	10/1/2027	1,000	1,044
	Illinois GO	5.000%	11/1/2027	650	666
	Illinois GO	5.000%	2/1/2028	9,000	9,264
	Illinois GO	4.000%	3/1/2028	6,435	6,613
	Illinois GO	5.000%	3/1/2028	500	525
	Illinois GO	5.000%	5/1/2028	4,750	5,012
	Illinois GO	5.000%	5/1/2028	4,295	4,524
	Illinois GO	5.000%	6/1/2028	520	528
	Illinois GO	5.000%	11/1/2028	15,660	16,324
	Illinois GO	5.000%	11/1/2028	3,890	3,981
	Illinois GO	5.000%	11/1/2028	2,895	3,071
	Illinois GO	3.500%	6/1/2029	2,410	2,404
	Illinois GO	5.000%	10/1/2029	900	949
	Illinois GO	5.000%	11/1/2029	3,845	4,002
	Illinois GO	5.125%	12/1/2029	1,180	1,232
	Illinois GO	4.125%	11/1/2031	1,230	1,233
	Illinois GO	5.000%	12/1/2031	12,950	13,365
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/2025	250	251
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/2026	395	403
[7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/2026	495	481
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/2027	275	288
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	10/1/2027	1,000	1,023
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/2027	290	308
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/2028	290	311
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/2028	250	271
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	1,455	1,469
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	1,060	1,071
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	10,560	10,665
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	2,528	2,582
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	5,275	5,294
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	7,475	7,504
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	950	952
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	2,395	2,398
[7]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	3,000	3,029
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2029	10,140	10,152
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	2,500	2,502
	Illinois Sales Tax Revenue	5.000%	6/15/2026	2,235	2,243
	Illinois Sales Tax Revenue	4.000%	6/15/2027	1,810	1,819
[4]	Illinois Sales Tax Revenue	5.000%	6/15/2028	1,100	1,171
	Illinois Sales Tax Revenue	4.000%	6/15/2029	1,580	1,587
[4]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	4,945	5,184
[4]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	1,430	1,521
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	4,220	4,229
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2031	1,000	1,002
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/2026	1,520	1,476
	Kane Cook & DuPage Counties School District No. U-46 Elgin GO	5.000%	1/1/2026	1,800	1,817
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2026	3,480	3,486
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2029	1,660	1,774
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2025	3,255	3,273
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2026	3,425	3,525
	Lake County Forest Preserve District GO	2.000%	12/15/2027	7,400	7,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2025	1,000	1,007
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	5,835	5,687
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	500	514
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	2,300	2,314
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	5,000	5,231
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	440	401
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	3,750	3,903
[1,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	2.410%	8/7/2025	13,500	13,500
[1,2]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	2.450%	8/7/2025	16,651	16,651
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2027	1,105	1,123
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2029	1,395	1,440
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	6,850	7,026
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	1,000	1,025
[4]	Monroe & St. Clair Counties Community Unit School District No. 5 Waterloo GO	5.000%	4/15/2031	1,315	1,330
	New Lenox IL GO	5.000%	12/15/2027	2,185	2,305
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	990	1,013
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2025	1,050	1,053
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2026	1,400	1,418
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2026	600	614
[1,5]	Rib Floater Trust Various States Health, Hospital, Nursing Home Revenue TOB VRDO	2.590%	8/7/2025	14,420	14,420
[4]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/2026	1,350	1,371
[1]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	2.390%	8/7/2025	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	1,530	1,613
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	1,480	1,590
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	615	660
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.390%	8/7/2025	25,620	25,620
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.410%	8/7/2025	33,335	33,335
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.410%	8/7/2025	3,990	3,990
[2]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/2026	1,200	1,221
	Schaumburg IL GO	3.000%	12/1/2027	2,310	2,315
	Schaumburg IL GO	3.500%	12/1/2027	650	653
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/2026	1,700	1,711
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/2026	300	304
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/2026	1,175	1,177
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/2027	215	222
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/2028	275	289
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	4,665	4,819
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	5,370	5,654
[2]	St. Clair County School District No. 119 Belle Valley GO	5.000%	4/1/2030	1,500	1,517
	University of Illinois College & University Revenue	5.000%	10/1/2027	400	417
	Upper Illinois River Valley Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,145	1,190
[2]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/2026	1,785	1,764
[4]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/2026	25	25
					1,047,649
Indiana (1.2%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2031	2,935	2,989
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2033	2,795	2,843
	Center Grove Community School Corp. GO	5.000%	1/1/2026	900	906
	Center Grove Community School Corp. GO	5.000%	7/1/2026	1,180	1,197
	Center Grove Community School Corp. GO	5.000%	1/1/2027	1,520	1,556
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2026	1,040	1,051
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	1,305	1,333
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	510	532
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	75	80
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	900	932
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2030	1,000	1,001
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2032	1,310	1,310
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2028	1,035	1,077
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2029	1,085	1,138
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	745	785
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	843
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2026	585	601
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2029	610	662
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/2030	680	746
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/2026	3,900	3,827
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2025	750	751
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	390	393
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	275	284
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2027	705	726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2029	1,165	1,222
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,675	1,710
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Indiana Masonic Home Project)	4.300%	5/1/2029	750	761
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2027	1,275	1,305
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2028	1,340	1,390
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/2026	7,605	7,534
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/2026	1,520	1,491
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2028	12,890	13,602
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	31,600	33,742
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	3,000	3,267
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	36,500	39,439
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.590%	3/1/2039	2,905	2,877
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	5,405	5,416
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2027	1,000	1,027
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/2032	6,130	6,130
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.450%	9/2/2025	4,690	4,692
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Dalehaven Estates Project) PUT	5.000%	6/1/2026	6,075	6,177
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	2,000	2,010
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2028	1,860	1,866
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2029	1,000	1,019
	Indiana State University College & University Revenue	5.000%	10/1/2027	275	282
	Indiana State University College & University Revenue	5.000%	10/1/2031	350	358
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2026	750	759
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/2027	1,755	1,814
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/2027	1,495	1,557
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2026	1,385	1,399
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	1,350	1,378
[1]	Purdue University College & University Revenue VRDO	4.590%	9/12/2025	3,000	3,000
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,000	1,001
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	10,805	10,952
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	400	417
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	1,000	1,053
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	1,000	1,082
					189,292
Iowa (0.0%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/2027	1,515	1,536
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2025	115	115
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/2028	695	732
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,060	1,068
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2025	320	321
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2026	420	429
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/2028	1,500	1,534
					5,735
Kansas (0.6%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/2026	7,900	7,929
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2025	23,015	23,062
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/2028	6,515	6,834
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	4,130	4,387
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	6,210	6,827
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,731	4,860
[1,5]	Kansas Development Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	7,490	7,490
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,065	1,120
[4]	Manhattan KS GO	5.000%	6/15/2028	24,905	25,321
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	2,415	2,436
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,000	1,002
	Wichita KS Local or Guaranteed Housing Revenue	3.750%	11/1/2025	3,000	3,004
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2030	1,250	1,251
					95,523
Kentucky (2.5%)
	Elizabethtown KY GO	2.625%	8/1/2030	220	210
	Jefferson County School District Finance Corp. Lease (Renewal) Revenue	5.000%	8/1/2026	1,375	1,408
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/2027	1,425	1,428
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2026	5	5
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/2026	450	455
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,625	3,722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	895	911
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.450%	9/2/2025	5,060	5,061
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/2026	3,805	3,850
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2029	1,065	1,141
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2030	1,185	1,289
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2026	1,000	1,001
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	3,310	3,315
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2031	1,695	1,767
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/2026	2,500	2,498
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2025	1,785	1,785
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2025	500	500
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2025	1,000	1,006
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2026	1,075	1,079
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2026	390	393
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2026	350	355
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2026	500	507
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2026	1,885	1,899
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2026	800	813
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2026	1,000	1,024
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2027	2,115	2,134
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2027	500	512
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2027	700	722
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2027	575	592
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	1,990	2,015
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2027	1,150	1,188
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2027	800	832
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2028	600	623
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2028	655	686
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2028	1,100	1,146
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2028	250	262
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2028	1,080	1,139
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2029	650	684
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2029	985	1,045
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2029	1,780	1,871
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	100,730	101,348
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	30,730	30,866
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	141,975	149,878
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/2025	2,965	2,965
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2025	305	307
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2028	1,850	1,965
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2029	2,860	3,095
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2030	1,835	2,020
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,640	1,678
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,750	1,831
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	2,600	2,769
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,450	3,520
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	7,715	7,836
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	11,560	11,717
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2026	14,820	15,136
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	2,525	2,709
	Madison County KY GO	3.000%	6/1/2030	490	482
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2026	1,200	1,210
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2027	2,025	2,080
	University of Kentucky College & University Revenue	4.000%	4/1/2026	750	750
	University of Kentucky College & University Revenue	5.000%	10/1/2027	1,065	1,118
	University of Kentucky College & University Revenue	5.000%	10/1/2028	775	830
	University of Louisville College & University Revenue	5.000%	3/1/2032	3,450	3,507
	Warren County School District Finance Corp. Lease(Renewal) Revenue	3.000%	4/1/2028	1,000	999
					403,489
Louisiana (1.4%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,455	2,480
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,210	1,242
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,930	1,989
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2027	375	392
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2028	750	799
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2029	1,000	1,084
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2030	1,000	1,098
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2031	1,150	1,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/2026	400	402
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/2027	500	509
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.552%	5/1/2043	8,950	8,929
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	3,850	3,874
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	5.000%	6/1/2026	10,839	10,913
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/2026	9,438	9,470
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/2025	2,523	2,535
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,709	3,823
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Imperial Terrace Project) PUT	3.100%	5/1/2028	3,500	3,506
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/2026	11,080	11,277
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,457	1,501
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Christwood Project)	4.250%	11/15/2030	1,050	1,048
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/2028	1,270	1,320
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	3,640	3,478
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2025	1,580	1,581
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2026	2,000	2,046
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2027	2,810	2,918
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2028	1,945	2,027
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/2029	1,250	1,299
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	7,720	7,817
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,610	4,639
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	3,055	3,072
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2025	4,815	4,820
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	1,950	1,964
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	14,875	16,121
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	3,525	3,698
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2027	125	130
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2028	1,035	1,069
[2]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2026	1,000	1,023
[2]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	800	837
[2]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2028	725	775
[1]	Louisiana Public Facilities Authority Revenue(Touro Infirmary Project)	3.900%	8/15/2029	11,537	11,537
[1]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.430%	8/7/2025	13,800	13,800
[2]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/2026	300	304
[2]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/2028	400	424
[2]	Shreveport LA GO	5.000%	3/1/2026	500	506
[2]	Shreveport LA GO	5.000%	3/1/2026	275	278
	Shreveport LA GO	5.000%	9/1/2026	1,125	1,127
[2]	Shreveport LA GO	5.000%	3/1/2027	1,000	1,031
[2]	Shreveport LA GO	5.000%	3/1/2027	350	361
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	825	826
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	25,295	25,087
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	13,405	13,316
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	11,935	12,035
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/2028	20,570	20,679
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2027	1,035	1,062
					231,150
Maine (0.4%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,410	1,468
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/7/2025	8,000	8,000
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.300%	11/15/2026	6,680	6,709
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.375%	11/15/2027	2,680	2,707
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	3,910	3,964
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2028	4,200	4,244
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2028	1,000	1,019
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2029	1,300	1,325
	Maine State Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	11/15/2025	31,240	31,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional School Unit No. 14 GO	5.000%	11/1/2026	2,815	2,900
					63,580
Maryland (1.1%)
[1,5]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	2.640%	8/7/2025	5,015	5,015
	Baltimore MD Sewer Revenue	5.000%	7/1/2031	2,500	2,503
	Baltimore MD Water Revenue	5.000%	7/1/2030	1,000	1,002
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2027	1,425	1,472
[1]	Deutsche Bank Spears/Lifers Trust GO TOB VRDO	2.330%	8/7/2025	3,865	3,865
[1]	Frederick County MD College & University Revenue	5.000%	9/1/2027	625	629
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/2026	13,845	13,876
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	2,735	2,764
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2027	5,000	5,004
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2026	375	380
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2027	550	567
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	570	609
	Maryland GO	5.000%	6/1/2026	12,175	12,215
	Maryland GO	4.000%	8/1/2026	920	922
	Maryland GO	4.000%	6/1/2027	6,050	6,061
	Maryland GO	4.000%	8/1/2027	8,965	8,982
	Maryland GO	4.000%	6/1/2028	18,100	18,134
	Maryland GO	4.000%	6/1/2029	9,770	9,788
	Maryland GO	4.000%	8/1/2029	1,205	1,207
	Maryland GO	4.000%	6/1/2030	5,445	5,455
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	115	116
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,360	1,381
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2027	1,250	1,289
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	525	543
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,320	1,368
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	6,330	6,588
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,070	5,376
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,610	3,892
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	10,100	10,361
[1,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.640%	8/7/2025	12,570	12,570
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.830%	7/1/2041	18,175	18,175
[1]	Maryland Stadium Authority Lottery Revenue TOB VRDO	2.800%	8/1/2025	4,675	4,675
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/2026	7,265	7,410
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/2027	2,740	2,854
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/2028	2,225	2,367
	Prince George's County MD GO	4.000%	7/1/2027	7,080	7,155
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2025	705	706
					187,276
Massachusetts (2.2%)
	Commonwealth of Massachusetts GO	3.000%	9/1/2027	2,000	2,000
	Commonwealth of Massachusetts GO	5.000%	12/1/2031	1,180	1,211
[1]	Commonwealth of Massachusetts GO TOB VRDO	2.330%	8/7/2025	6,785	6,785
	Hudson MA BAN GO	5.250%	6/11/2026	2,324	2,354
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2025	800	801
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/2025	1,020	1,025
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2026	280	283
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2026	210	212
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2026	240	239
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2026	1,055	1,072
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2026	2,005	2,007
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	160	164
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2027	220	222
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	635	647
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	100	102
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	195	201
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2028	655	648
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,350	1,374
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2028	1,100	1,101
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2029	340	335
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,675	1,702
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	425	441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	580	585
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	570	576
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	7,050	7,114
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2025	500	500
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	40	40
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2026	1,955	1,992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,100	2,117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	507
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	305	311
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	2,060	2,143
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,800	2,865
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,025	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	680	701
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	360	373
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	450	454
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	2,160	2,292
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,030	5,113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,524
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	865
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2029	2,270	2,446
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	565	605
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,600	9,105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	650	703
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,500	1,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	960	972
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,030	3,063
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,100	1,113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	3,500	3,756
[1,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	8/7/2025	5,310	5,310
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.500%	8/1/2025	18,650	18,650
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.500%	8/1/2025	10,100	10,100
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	1.700%	8/7/2025	5,900	5,900
[1,3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	2.890%	7/1/2049	6,075	6,071
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2026	2,225	2,256
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	2,500	2,512
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.800%	8/6/2025	6,250	6,250
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	6/1/2026	1,630	1,625
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2026	380	380
[7]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/2027	1,080	1,082
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/2027	2,265	2,271
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/2027	2,750	2,759
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	5,250	5,291
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	6/1/2028	23,205	23,481
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2028	3,675	3,690
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	1,000	1,019
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	28,265	28,788
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,000	1,985
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,475	2,511
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2028	2,045	2,048
	Pioneer Valley Transit Authority Transit Revenue RAN	4.000%	7/10/2026	8,380	8,453
	Quincy MA BAN GO	5.000%	7/24/2026	109,862	112,482
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/24/2026	6,780	6,825
	Whitman Hanson MA Regional School District BAN GO	4.875%	3/18/2026	14,725	14,849
					355,876
Michigan (1.6%)
[12]	Carrollton MI Public School District GO	2.750%	5/1/2029	430	420
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2026	1,000	1,020
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2027	500	521
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2028	500	531
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2029	500	539
[1,2,12]	Detroit MI City School District GO TOB VRDO	2.450%	8/7/2025	6,755	6,755
	Detroit MI GO	5.000%	4/1/2026	1,265	1,280
	Detroit MI GO	5.000%	4/1/2027	1,700	1,750
	Detroit MI GO	5.000%	4/1/2029	1,000	1,043
	Detroit MI GO	5.000%	4/1/2032	500	536
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2025	1,500	1,506
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2026	500	513
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2027	625	655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2028	500	534
[4]	Eastern Michigan University College & University Revenue	5.000%	3/1/2026	250	253
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2029	2,000	2,040
[12]	L'Anse Creuse Public Schools GO	5.000%	5/1/2029	100	109
	Lansing Board of Water & Light Water Revenue	5.000%	7/1/2031	1,250	1,300
	Macomb MI Intermediate School District GO	5.000%	5/1/2028	1,185	1,259
	Macomb MI Intermediate School District GO	5.000%	5/1/2029	670	725
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2025	225	225
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	500	503
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,000	1,030
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2027	2,005	2,014
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2029	1,950	1,959
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	7,570	7,728
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/2026	2,725	2,736
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/2026	7,195	7,342
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/2027	30,000	30,302
[1,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	8/7/2025	4,860	4,860
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2025	1,215	1,223
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.190%	12/1/2039	3,670	3,669
[1]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	6,000	6,006
	Michigan Finance Authority Revenue PUT	3.750%	12/1/2038	10,000	10,330
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	340	344
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2027	1,025	1,030
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	4/1/2027	285	286
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	6,580	6,580
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2027	315	317
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	4/1/2028	465	468
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.375%	12/1/2028	670	674
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2029	21,750	21,752
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	10/1/2029	38,040	38,046
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/2026	1,175	1,185
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Lee Plaza Apartments Project) PUT	5.000%	6/1/2027	15,000	15,454
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/2028	18,000	18,941
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2026	6,311	6,406
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	8,500	8,646
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	9,925	10,162
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,898
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	440	452
[1]	Michigan Trunk Line Water Revenue TOB VRDO	2.320%	8/7/2025	11,200	11,200
[1,12]	Pontiac School District GO TOB VRDO	2.440%	8/7/2025	8,500	8,500
	University of Michigan College & University Revenue VRDO	2.000%	8/7/2025	9,820	9,820
					267,377
Minnesota (1.6%)
	Apple Valley MN GO	2.750%	12/15/2029	285	280
	Byron Independent School District No. 531 GO	2.750%	2/1/2030	740	727
	Chisago City MN GO	2.500%	2/1/2030	275	264
	Cottage Grove MN GO	2.700%	2/1/2030	205	200
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,300	1,312
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	850	865
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,190	1,196
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	3,665	3,678
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	19,030	20,098
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	120	129
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	1,420	1,428
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,000	1,036
	Minnesota Agricultural & Economic Development Board	3.350%	8/5/2025	28,750	28,751
	Minnesota Agricultural & Economic Development Board	3.350%	8/21/2025	25,000	25,001
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2025	680	681
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	1,000	1,032
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	1,000	1,065
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	2,100	2,111
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	8/1/2027	4,420	4,441
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2025	4,500	4,512
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2026	300	304
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2027	550	562
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	74,685	75,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.921%	12/1/2052	45,000	45,038
	Minnewaska MN Independent School District No. 2149 GO	2.750%	2/1/2030	420	411
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/2028	13,700	13,757
	New Hope MN GO	2.750%	2/1/2029	430	418
	New Ulm MN GO	2.750%	12/1/2030	245	237
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2026	800	807
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2027	800	824
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2028	650	685
	Richfield MN GO	2.750%	2/1/2030	500	484
	Shakopee Independent School District No. 720 GO	0.000%	2/1/2028	3,950	3,644
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,785	1,814
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	1,745	1,773
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,475	1,498
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	1,000	1,014
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	96
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2028	180	167
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2029	100	90
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	100
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,450	2,589
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,770	4,043
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,245	2,430
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,495	2,713
	University of Minnesota College & University Revenue	5.000%	8/1/2028	1,225	1,227
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	1,250	1,254
					262,367
Mississippi (0.5%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,380	1,390
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	9,265	9,142
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.180%	8/6/2025	28,875	28,875
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/2026	1,625	1,571
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/2028	1,000	1,000
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2026	1,425	1,438
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2027	1,100	1,136
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2028	1,245	1,314
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/2025	1,015	1,015
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2026	1,000	1,009
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/2026	2,020	2,065
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2027	545	563
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2028	250	264
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2026	1,170	1,181
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2027	1,000	1,033
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2028	1,450	1,530
[1]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/2025	990	991
[1]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	425	429
[1]	Mississippi Development Bank Water Revenue TOB VRDO	2.440%	8/7/2025	4,695	4,695
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2025	1,010	1,014
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2026	1,000	1,027
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	1,175	1,227
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2025	18,935	18,948
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	4,555	4,678
					87,535
Missouri (1.4%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	555	555
	Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2026	750	746
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	875	905
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,700	1,825
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	5,845	6,342
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2027	1,500	1,505
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	5,500	5,518
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	4,000	4,013
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	725	733
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,060	1,095
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,170	1,233
	Kansas City MO School District COP	5.000%	4/1/2027	2,980	3,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO School District COP	5.000%	4/1/2028	1,565	1,654
	Kansas City MO School District COP	5.000%	4/1/2029	1,645	1,772
	Kansas City MO School District COP	5.000%	4/1/2030	1,675	1,827
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2026	2,250	2,285
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2029	1,150	1,246
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2030	563	619
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2025	500	501
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	7,120	7,327
	Kirkwood IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,000	1,002
	Kirkwood IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	800	803
	Missouri Development Finance Board Intergovernmental Agreement Revenue	5.000%	6/1/2026	2,415	2,456
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	2.440%	8/7/2025	4,315	4,315
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	8/7/2025	5,255	5,255
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	8/7/2025	8,115	8,115
[1,4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.490%	8/7/2025	4,000	4,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	450	452
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,900	1,931
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,000	2,115
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,445	1,470
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	5,575	5,600
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,500	2,501
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2026	500	503
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2028	915	946
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	4.000%	2/1/2026	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	17,370	17,500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2028	7,120	7,553
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	12,330	13,003
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	8/7/2025	43,710	43,710
[1]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.590%	9/12/2025	6,725	6,725
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/2025	360	363
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/2026	210	217
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/2027	330	348
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/2028	680	731
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2026	3,595	3,628
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2027	455	470
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2028	675	710
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2028	8,890	9,550
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2029	6,250	6,820
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2032	5,000	5,007
	Nixa Public Schools (Direct Deposit Program) GO	2.750%	3/1/2030	865	844
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/2031	2,500	2,504
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/2032	5,085	5,094
	Springfield MO Special Obligation Revenue	4.000%	5/1/2027	700	701
[1,5]	St. Johns IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.540%	8/7/2025	7,280	7,280
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	1,000	1,001
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	7,570	7,571
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/2028	1,000	1,001
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	4.590%	9/12/2025	1,190	1,152
[1,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	4.590%	9/12/2025	1,030	997
	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	2/15/2032	1,800	1,816
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/2026	2,550	2,571
					235,224
Montana (0.1%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	9,485	9,658
	Kalispell MT Health, Hospital, Nursing Home Revenue (Immanuel Living at Buffalo Hill Project)	4.250%	5/15/2030	2,115	2,124
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,830	1,838
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	655	656
					14,276
Multiple States (3.0%)
[1,3,13]	FHLMC Multifamily Certificates, SIFMA Municipal Swap Index Yield + 0.210%	2.592%	6/15/2035	5,540	5,540
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.740%	8/1/2025	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.740%	8/1/2025	103,700	103,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.740%	8/1/2025	110,740	110,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.410%	8/7/2025	219,000	219,000
					494,295
Nebraska (1.5%)
	Central Plains Energy Project Natural Gas Revenue	5.000%	8/1/2029	105	110
	Central Plains Energy Project Natural Gas Revenue	5.000%	8/1/2030	645	682
	Central Plains Energy Project Natural Gas Revenue	5.000%	8/1/2031	1,200	1,271
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	3,000	3,049
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	200	208
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	26,175	27,476
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/2025	5,295	5,295
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/2025	138,475	138,475
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	39,710	42,154
[8]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	715	735
[8]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	675	719
[8]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,390	1,519
[8]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	450	471
[8]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	670	724
[8]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	500	546
	Gretna Public Schools GO	5.000%	12/15/2027	3,480	3,504
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	1,950	1,961
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	7,080	7,077
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.320%	8/7/2025	8,000	8,000
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2026	5,630	5,685
					249,661
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	620	638
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2025	725	726
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2026	200	203
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2027	705	729
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	795	796
	Clark County School District GO	5.000%	6/15/2032	1,000	1,042
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/2029	3,240	3,303
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/2029	4,000	4,050
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2027	600	627
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	2,000	2,037
[1]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	2.370%	8/7/2025	5,500	5,500
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/2026	225	221
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2025	6,678	6,699
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	744	773
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/2027	790	790
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2032	8,425	8,571
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	2,000	1,995
					38,700
New Hampshire (0.4%)
[1,5]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.540%	8/7/2025	16,330	16,330
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2025	885	890
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,205	1,303
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	1,260	1,280
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	985	978
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	3,000	3,005
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	8,800	8,831
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	14,030	14,153
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,370	1,371
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	3,620	3,625
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,850	1,860
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,180	2,192
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,830	1,840
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,790	1,799
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	575	588
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	880	917
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,185	1,254
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,245	1,334
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2027	975	1,021
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/2026	1,250	1,253
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/2027	900	907
[7]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.150%	7/1/2027	1,930	1,934
					68,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey (2.5%)
[2]	Atlantic City NJ GO	4.000%	11/1/2025	2,405	2,406
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	2,500	2,529
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2025	1,000	1,005
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2025	595	598
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	500	513
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	257
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	375	393
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	150	157
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	500	534
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	175	187
[2]	Clifton Board of Education GO	2.000%	8/15/2027	1,915	1,867
	East Brunswick NJ BAN GO	4.000%	7/14/2026	5,128	5,191
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2027	400	404
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2029	430	437
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/2028	1,015	1,043
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/2029	1,285	1,320
	Gloucester NJ BAN GO	4.000%	7/21/2026	1,070	1,083
	Gloucester NJ BAN GO	4.000%	7/21/2026	2,048	2,074
	Jersey City Municipal Utilities Authority Water Revenue (Water Project)	5.000%	5/1/2026	24,900	25,282
	Jersey City NJ BAN GO	4.500%	10/22/2025	50,000	50,183
	Jersey City Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.500%	12/11/2025	4,750	4,774
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	4,555	4,557
[2]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/2026	1,250	1,214
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	1,740	1,742
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	6,120	6,350
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	5,780	5,988
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2029	1,035	1,013
[3]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.540%	9/1/2025	6,625	6,624
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2025	1,605	1,608
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	19,555	20,635
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	2,500	2,554
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2026	1,100	1,133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2028	1,600	1,718
	New Jersey Educational Facilities Authority	2.950%	9/2/2025	18,250	18,251
	New Jersey Educational Facilities Authority	2.950%	9/9/2025	23,250	23,251
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	1,230	1,232
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,110	1,152
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	100	104
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,000	1,016
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	1,840	1,867
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2025	675	676
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	870	891
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/2025	1,655	1,658
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	455	461
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,530	3,574
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,000	2,024
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	480	496
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,680	3,797
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	675	682
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	500	524
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,250	1,262
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,530	1,555
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,715	1,751
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	530	561
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,100	1,109
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	555	592
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	695	709
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,200	2,215
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,830	1,863
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2025	1,535	1,539
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2026	1,865	1,915
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2028	1,850	1,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/2029	1,350	1,468
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/2025	2,500	2,481
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2026	1,165	1,168
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.250%	4/1/2027	1,000	1,004
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	10/1/2027	1,000	1,005
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	860	865
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,015	1,019
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	4/1/2028	1,200	1,207
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.350%	10/1/2028	1,000	1,007
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	4/1/2029	390	393
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	530	535
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.450%	10/1/2029	475	479
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.550%	4/1/2030	500	504
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	10/1/2030	375	377
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	4/1/2031	785	790
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/2031	800	804
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/2026	1,585	1,591
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.490%	5/1/2048	7,185	7,221
	New Jersey Infrastructure Bank Miscellaneous Revenue	4.000%	9/1/2030	135	135
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2025	1,310	1,297
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	1,000	1,021
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	630	606
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	8,875	8,544
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	690	646
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	9,525	8,913
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	6,015	6,136
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,065	1,086
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	2,810	2,550
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	710	644
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	16,710	17,035
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	3,500	3,072
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	13,085	13,327
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,550	1,578
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	1,000	1,016
[1]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	2.440%	8/7/2025	135	135
[1,5,11]	New Jersey Transportation Trust Fund Authority Revenue TOB VRDO	2.390%	8/7/2025	17,772	17,772
[2,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	1,150	1,109
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2027	1,000	938
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,435	2,440
[2]	Newark NJ GO	5.000%	10/1/2025	600	602
	Pemberton NJ BAN GO	4.000%	5/21/2026	3,630	3,666
[8]	Plainfield NJ BAN GO	4.000%	8/5/2026	18,044	18,256
	Sea Isle City NJ BAN GO	3.750%	10/21/2025	9,375	9,396
[2]	Spotswood Board of Education GO	2.375%	9/1/2029	485	468
[8]	Summit NJ BAN GO	4.000%	7/16/2026	1,000	1,013
	Union Beach Borough NJ GO	3.000%	2/15/2030	199	197
	Union County NJ BAN GO	4.000%	4/2/2026	10,000	10,084
	Warren Township School District GO	4.000%	7/8/2026	8,540	8,645
					402,325
New Mexico (0.6%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/2026	3,070	2,973
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	2,305	2,344
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	2,835	2,883
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	3,035	3,086
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	4,545	4,208
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	10,000	9,259
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	9,865	9,986
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	40	42
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2025	22,105	22,105
[1,5]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	2.640%	8/7/2025	5,800	5,800
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/2025	300	300
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.730%	12/1/2025	2,450	2,453
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/2025	325	326
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2026	475	482
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2027	575	593
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2028	650	680
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2029	850	901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/2029	80	85
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2030	1,725	1,842
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/2030	200	212
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	16,480	17,489
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	4,295	4,307
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/2028	1,080	1,077
					93,433
New York (12.2%)
[3]	2025 Loan Holding - 1 Revenue, SIFMA Municipal Swap Index Yield + 0.980%	3.270%	5/1/2026	42,500	42,500
[2]	Auburn Enlarged City School District GO	2.750%	6/15/2029	310	297
	Averill Park Central School District BAN GO	4.000%	6/18/2026	14,155	14,311
	Avon Central School District BAN GO	4.000%	6/26/2026	17,040	17,189
	Bath Central School District BAN GO	4.000%	6/26/2026	20,470	20,664
	Binghamton City School District BAN GO	4.000%	6/26/2026	19,397	19,582
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	4.250%	6/19/2026	4,200	4,233
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2026	1,000	1,013
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/2026	705	700
	Brunswick Central School District BAN GO	4.000%	6/25/2026	15,385	15,552
	Brutus NY BAN GO	4.375%	1/21/2026	1,505	1,511
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	1,590	1,594
	Champlain Fire District BAN GO	4.125%	12/12/2025	3,065	3,066
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	1,600	1,618
[2]	Cheektowaga-Maryvale Union Free School District GO	2.250%	6/15/2029	795	740
	Chenango Forks Central School District BAN GO	4.000%	6/25/2026	7,062	7,126
	Chittenango Central School District BAN GO	4.250%	7/10/2026	1,697	1,714
[8]	Colton-Pierrepont Central School District BAN GO	4.000%	6/25/2026	2,875	2,897
	Cortland Enlarged City School District BAN GO	4.000%	7/10/2026	18,290	18,435
[1]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	2.920%	8/1/2025	38,000	38,000
[2]	Dunkirk City School District GO	2.500%	6/15/2030	280	260
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	508
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,915	2,957
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,150	1,167
	East Hampton NY BAN GO	4.000%	8/15/2025	2,770	2,771
	Edmeston Central School District BAN GO	4.000%	7/23/2026	3,090	3,121
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	2,985	2,992
[4]	Fallsburg Central School District GO	2.250%	6/15/2030	420	383
[8]	Fayetteville-Manlius Central School District BAN GO	4.000%	6/26/2026	29,700	30,006
[13]	Freddie Mac Pool	3.310%	1/1/2028	1,500	1,472
	Frontier Central School District BAN GO	4.000%	6/25/2026	43,000	43,486
	Fulton City School District GO	4.250%	12/19/2025	5,750	5,771
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	600	615
	Greenport NY BAN GO	4.500%	8/1/2025	1,000	1,000
[4]	Greenville Central School District GO	2.375%	6/15/2030	570	524
[2]	Greenwich Central School District GO	2.500%	6/15/2030	455	422
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	1,440	1,440
	Hempstead Union Free School District BAN GO	4.000%	7/9/2026	46,000	46,491
	Hempstead Union Free School District GO	4.000%	6/30/2026	19,430	19,625
[8]	Holley NY Central School District BAN GO	4.000%	8/6/2026	806	813
	Homer Central School District BAN GO	4.000%	6/26/2026	23,685	23,856
	Horseheads Central School District BAN GO	4.000%	6/25/2026	61,500	62,145
[8]	Kenmore-Tonawanda Union Free School District BAN GO	4.000%	8/7/2026	3,789	3,833
	Livonia Central School District BAN GO	4.000%	6/25/2026	26,607	26,879
	Lockport City School District GO	4.000%	7/29/2026	2,569	2,597
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/2025	20,400	20,356
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/2025	40,365	40,281
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	20,395	20,024
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	7,110	6,885
[3]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.740%	9/1/2038	49,400	49,382
[8]	Malone Central School District BAN GO	4.000%	8/7/2026	2,280	2,304
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2031	3,695	3,789
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2032	8,645	8,854
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	5,780	5,956
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	500	502
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	1,130	1,054
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	500	527
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	875	922
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	3,950	3,970
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2028	6,760	6,799
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	3,275	2,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,515	3,730
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,130	1,135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	4,475	4,494
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,000	3,083
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	260	284
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	675	692
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	400	410
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	530	586
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	1,915	2,128
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2031	500	502
[4]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	4,000	4,014
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.410%	8/7/2025	3,600	3,600
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.410%	8/7/2025	2,840	2,840
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.410%	8/7/2025	5,000	5,000
[1]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.570%	8/7/2025	7,150	7,150
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.721%	11/1/2032	3,450	3,456
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/2029	4,825	4,833
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,079
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,079
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2025	450	452
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	750	769
[8]	Mount Sinai Union Free School District GO	4.000%	6/25/2026	11,325	11,437
[1,5]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	2.390%	8/7/2025	6,800	6,800
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/2025	1,025	1,025
	New Hartford NY BAN GO	5.000%	4/24/2026	2,217	2,237
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/2031	6,580	6,778
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/2031	4,840	4,959
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/2026	16,550	16,381
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/2026	360	359
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	6,420	6,421
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	11,705	11,706
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	18,720	18,753
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	3,500	3,540
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	21,535	21,718
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	21,700	21,938
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	5,520	5,646
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	1,935	1,943
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	2,490	2,506
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	4,940	4,963
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	8,925	9,043
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	9,315	9,510
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	2,860	2,747
[1,5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	23,100	23,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.200%	8/7/2025	5,160	5,160
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	2.710%	8/1/2025	3,795	3,795
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.750%	8/1/2025	7,900	7,900
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.300%	8/7/2025	16,775	16,775
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	2,040	2,050
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2029	1,765	1,785
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	1,500	1,516
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	1,385	1,385
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2025	805	798
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2026	1,250	1,200
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2027	1,125	1,131
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2028	1,975	1,774
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2028	4,805	4,831
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	2.690%	8/7/2025	4,200	4,200
	New York NY GO	5.000%	8/1/2025	175	175
	New York NY GO	5.000%	8/1/2028	4,500	4,508
	New York NY GO	5.000%	8/1/2028	1,900	1,922
[1]	New York NY GO TOB VRDO	2.710%	8/1/2025	5,390	5,390
	New York NY GO VRDO	2.000%	8/7/2025	14,340	14,340
[2]	New York State Dormitory Authority College & University Revenue	5.000%	1/1/2026	1,365	1,377
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2026	1,720	1,744
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	3,915	3,917
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	100	102
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	1,695	1,728
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	705	718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2027	600	623
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	100	104
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	1,465	1,524
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	350	364
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2028	2,500	2,604
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2028	640	671
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,755	1,757
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,125	1,173
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	100	106
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2029	1,125	1,184
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2029	800	849
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	2,710	2,713
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	1,000	1,078
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	1,000	1,083
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	2,500	2,503
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	845	922
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,096
	New York State Dormitory Authority College & University Revenue VRDO	3.070%	8/7/2025	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	640	643
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	130	132
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	585	598
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	350	344
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,029
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	1,000	1,030
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,000	1,042
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	500	532
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2026	6,130	6,155
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	13,000	12,409
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	55,835	58,947
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	8/7/2025	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	1,010	1,034
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	3,285	3,292
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	1,000	1,002
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	1,975	1,983
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	9,900	9,922
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	1,020	1,016
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	700	700
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	640	641
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/2025	625	620
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/2025	1,680	1,667
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/2025	1,710	1,699
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/2026	1,295	1,256
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	32,295	30,986
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	14,915	14,781
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	4,140	4,106
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2027	1,960	1,960
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	3,905	3,906
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	14,675	14,676
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	2,000	2,001
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/2027	28,410	28,421
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	58,120	58,121
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	5,310	5,310
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/2028	7,510	7,511
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	1,320	1,324
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	6,615	6,618
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	55,270	55,471
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	7,825	7,868
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	4,785	4,798
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	71,555	72,024
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	2,195	2,213
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	9,750	9,753
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	23,310	23,341
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	3,805	3,830
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	1,450	1,453
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	5,885	5,916
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	2,575	2,573
[1]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	2.640%	8/7/2025	22,500	22,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Housing Finance Agency Revenue TOB VRDO	3.050%	8/1/2025	8,924	8,924
	North Syracuse Central School District BAN GO	4.250%	8/1/2025	1,343	1,343
	Norwich City School District BAN GO	4.000%	6/25/2026	26,298	26,541
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.740%	8/1/2025	24,700	24,700
[2]	Oriskany Central School District GO	2.250%	6/15/2029	280	263
	Oswego City School District BAN GO	4.000%	6/25/2026	18,940	19,116
	Penn Yan Central School District BAN GO	4.000%	6/25/2026	21,634	21,871
	Pleasantville NY Union Free School District GO	2.750%	4/15/2030	275	263
	Poughkeepsie School District BAN GO	4.000%	6/23/2026	13,400	13,540
[8]	Ravena Coeymans Selkirk Central School District BAN GO	4.000%	8/7/2026	1,558	1,575
[8]	Rye NY BAN GO	4.000%	8/7/2026	2,353	2,381
	Sachem Central School District GO	4.000%	10/15/2026	3,250	3,252
	Seneca Falls Central School District BAN GO	4.000%	7/2/2026	9,400	9,481
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2029	100	101
	Starpoint Central School District BAN GO	4.000%	6/26/2026	14,580	14,711
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,000	1,011
[1,5]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	2.690%	8/7/2025	52,500	52,500
[1,5]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	2.690%	8/7/2025	47,500	47,500
	Terryville Fire District BAN GO	4.500%	11/21/2025	5,650	5,665
	Thousand Islands Central School District BAN GO	4.000%	6/26/2026	3,440	3,471
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/2025	16,790	16,888
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	10,530	10,424
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	19,035	19,347
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.971%	4/1/2026	6,350	6,350
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue Sales Tax Revenue TOB VRDO	2.320%	8/7/2025	10,000	10,000
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2025	2,630	2,630
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/2027	1,000	1,010
	Troy NY BAN GO	4.000%	7/24/2026	13,495	13,655
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	500	512
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	2,000	2,045
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,980	4,032
	Tupper Lake Central School District BAN GO	4.000%	6/26/2026	3,860	3,901
[8]	Unadilla Valley Central School District BAN GO	4.000%	6/26/2026	13,750	13,888
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2027	650	656
	Valhalla Union Free School District GO	2.750%	10/15/2029	255	246
	Valley Central School District BAN GO	4.000%	6/17/2026	4,755	4,804
[8]	Vestal Fire District BAN GO	4.000%	8/7/2026	7,577	7,644
	Vestal NY Central School District BAN GO	4.000%	6/26/2026	10,050	10,158
	Wallkill NY BAN GO	4.000%	7/23/2026	22,699	22,898
	Wallkill NY Central School District BAN GO	4.000%	6/25/2026	1,216	1,228
[8]	Waterville Central School District BAN GO	4.000%	8/7/2026	1,587	1,602
	Waverly Central School District BAN GO	4.000%	7/10/2026	2,265	2,282
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	100
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,940	1,941
	Westhampton Beach Union Free School District BAN GO	4.000%	6/25/2026	1,370	1,385
	Whitesboro Central School District BAN GO	4.000%	6/26/2026	15,655	15,832
[8]	Whitney Point Central School District BAN GO	4.000%	8/7/2026	1,809	1,824
					1,990,082
North Carolina (1.6%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	1,475	1,482
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	11,195	11,574
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2030	1,875	1,877
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/2025	4,500	4,470
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/2025	5,455	5,462
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	8,970	8,998
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/2027	3,680	3,716
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	5,550	5,916
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	1,960	1,822
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2028	5,000	5,055
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2028	1,825	1,936
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2029	230	249
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	9,380	9,440
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	8,159	8,263
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,714	9,905
	Inlivian Local or Guaranteed Housing Revenue PUT	3.300%	11/1/2028	2,000	2,012
	Mecklenburg County NC GO	4.000%	4/1/2029	5,000	5,096
	North Carolina Appropriations Revenue	5.000%	5/1/2026	11,250	11,294
	North Carolina Appropriations Revenue	5.000%	5/1/2030	3,950	4,107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	6/1/2028	900	904
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.450%	9/2/2025	9,560	9,564
	North Carolina Central University College & University Revenue	5.000%	10/1/2026	1,020	1,032
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	7/1/2026	1,095	1,075
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	1/15/2026	28,855	28,868
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,765	2,913
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/2025	495	494
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2025	735	735
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	850	851
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	120	121
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	215	216
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	360	360
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/2029	315	315
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	140	140
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2026	3,855	3,892
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/2026	13,800	13,746
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	24,805	26,731
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.250%	8/6/2025	5,420	5,420
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	5,000	5,051
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,935
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,305	2,341
[3]	University of North Carolina at Chapel Hill College & University Revenue, 0.67% of SOFR + 1.050%	3.971%	12/1/2041	47,000	47,288
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	6,677	6,860
					266,526
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	11,140	11,150
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	160	161
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	415	423
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	205
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	500	517
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	250	261
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	250	265
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	475
	Horace ND GO	5.000%	5/1/2026	450	456
	Horace ND GO	5.000%	5/1/2028	480	501
	North Dakota Public Finance Authority Appropriations Revenue (Capital Financing Program)	5.000%	6/1/2032	780	781
	North Dakota Public Finance Authority Intergovernmental Agreement Revenue (Capital Financing Program)	4.000%	6/1/2032	1,450	1,450
					16,645
Ohio (2.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	505	507
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	250	252
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	570	584
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,825	1,920
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	30	32
	Akron City School District BAN GO	4.125%	9/10/2025	9,300	9,309
[8]	Akron City School District GO	4.000%	8/6/2026	5,350	5,411
	Akron OH Income Tax Revenue	5.000%	12/1/2031	1,000	1,001
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	8,695	8,893
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	4,000	4,273
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/2027	20,000	20,615
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,225	1,276
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	800	826
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	6,000	6,301
[1,2,10]	Cincinnati City School District GO TOB VRDO	2.410%	8/7/2025	5,000	5,000
	Cleveland Municipal School District GO	5.000%	12/1/2025	1,600	1,612
	Cleveland Municipal School District GO	5.000%	12/1/2026	1,300	1,338
	Cleveland Municipal School District GO	5.000%	12/1/2027	200	210
	Cleveland Municipal School District GO	5.000%	12/1/2028	170	182
	Cleveland Municipal School District GO	5.000%	12/1/2029	200	218
	Cleveland Municipal School District GO	5.000%	12/1/2030	250	275
	Cleveland Municipal School District GO	5.000%	12/1/2031	270	299
	Cleveland OH GO	2.000%	12/1/2026	500	493
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2027	655	678
[1,5]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/7/2025	7,500	7,500
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/2025	240	240
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2026	1,780	1,791
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2030	2,520	2,563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	2,500	2,555
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.030%	11/1/2027	1,203	1,206
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	1,086	1,137
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	1,175	1,188
[1]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/2028	730	738
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,900	1,924
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	5,630	5,684
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/2025	1,090	1,096
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2025	375	376
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2026	625	633
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2026	3,500	3,607
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2027	3,770	3,972
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2028	4,050	4,352
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	500	500
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	2,000	2,004
[8]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.650%	11/3/2025	10,395	10,395
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.350%	8/7/2025	18,780	18,780
[1]	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	4.590%	9/12/2025	11,460	11,460
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	600	643
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,140	1,222
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.340%	8/7/2025	40,985	40,985
	Hamilton OH BAN GO	4.000%	12/17/2025	2,160	2,168
	Lake County OH GO	4.000%	9/24/2025	4,665	4,672
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2025	360	360
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2026	540	545
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2026	300	305
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2027	240	246
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2027	240	249
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2028	370	386
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2028	290	305
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	250	255
	Miamisburg City School District GO, Prere.	4.000%	12/1/2025	1,105	1,110
	Miamisburg City School District GO, Prere.	4.000%	12/1/2025	1,350	1,356
	Miamisburg City School District GO, Prere.	4.000%	12/1/2025	1,000	1,005
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2025	365	365
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2025	340	340
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	295	300
	Middletown OH BAN GO	4.125%	6/24/2026	2,375	2,397
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	2,700	2,714
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2026	250	257
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	4.375%	12/1/2030	325	326
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	11,725	11,891
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	27,055	26,544
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	7,590	7,481
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	10,500	10,634
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	280	281
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2028	1,040	1,048
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.550%	8/1/2025	20,310	20,310
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2027	250	257
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2028	370	384
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2025	225	226
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2026	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2027	425	439
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2026	950	962
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/2028	520	549
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/2026	1,465	1,430
[3]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.520%	12/1/2042	5,000	4,954
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	645	649
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	1.950%	8/6/2025	3,650	3,650
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	1,290	1,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	16,000	16,739
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	5,530	5,563
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,310	1,322
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	6,824	6,946
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	1,930	1,943
	Ohio Lease (Appropriation) Revenue (Parks & Recreation Improvement Fund Projects) VRDO	1.900%	8/6/2025	13,090	13,090
	Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.450%	9/2/2025	4,210	4,212
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/2029	1,085	1,126
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	2.750%	8/1/2025	21,100	21,100
	Ottawa & Glandorf Local School District GO	3.000%	12/1/2030	295	290
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2031	1,805	1,984
	Richmond Heights OH BAN GO	4.500%	7/30/2026	1,100	1,115
[5]	Salem OH Miscellaneous Revenue (Salem Community Center Inc. Project) VRDO	2.350%	8/7/2025	910	910
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,490	2,512
[2]	Toledo OH GO	5.000%	12/1/2027	1,000	1,053
	University of Akron College & University Revenue	5.000%	1/1/2031	2,135	2,137
[1,3]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.910%	6/1/2036	925	913
	Village of Glenwillow OH BAN GO	4.000%	7/8/2026	2,000	2,017
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	300	305
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	200	203
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	470	485
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	320	335
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	310	329
					397,433
Oklahoma (0.3%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/2026	1,025	1,049
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	1,175	1,209
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2029	1,000	1,019
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2030	1,000	1,019
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	5.000%	9/1/2026	1,840	1,873
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,100	2,069
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	2,000	1,958
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,025	1,969
	Oklahoma City OK GO	4.000%	3/1/2030	4,355	4,382
	Oklahoma City Public Property Authority Hotel Occupancy Tax Revenue	5.000%	10/1/2028	1,265	1,269
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2026	650	660
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	965	990
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	675	700
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	805	842
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	1,000	1,051
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	1,125	1,177
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2025	1,985	1,985
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	910	911
	Oklahoma Development Finance Authority Lease (Appropriation) Revenue	4.000%	12/1/2028	1,300	1,319
	Oklahoma Housing Finance Agency Local Or Guaranteed Housing Revenue (Trinity Trails Project) PUT	3.200%	4/1/2028	750	751
[1]	Oklahoma Turnpike Authority Highway Revenue TOB VRDO	2.900%	8/1/2025	6,250	6,250
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue (Catoosa Public Schools Project)	5.000%	9/1/2026	1,490	1,524
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	7/1/2026	10,875	10,974
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2026	845	851
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	1,210	1,254
	University of Oklahoma College & University Revenue	3.400%	7/1/2028	1,000	1,000
					50,055
Oregon (0.2%)
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2025	950	951
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2027	2,525	2,637
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2028	400	425
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/7/2025	4,000	4,000
	Oregon GO	5.000%	5/1/2031	2,350	2,387
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	1,685	1,812
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	9,445	9,639
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	8,270	8,364
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	1,155	1,171
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2032	1,695	1,712
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2027	250	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2026	135	136
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2026	5	5
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	1,000	947
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2026	100	101
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2027	150	154
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,355	1,357
					36,049
Pennsylvania (4.3%)
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.600%	6/1/2029	360	358
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	785	776
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2025	485	485
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2026	420	420
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.342%	2/1/2033	250	249
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	7,535	7,911
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	1,000	1,046
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	2,290	2,445
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.770%	11/15/2025	5,190	5,178
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.870%	11/15/2026	2,000	1,983
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.990%	11/15/2047	94,625	93,608
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	585	617
[5]	Allegheny County IDA Private Schools Revenue VRDO	2.250%	8/7/2025	2,600	2,600
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2026	950	958
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.271%	1/1/2032	3,000	2,993
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2025	500	501
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2026	520	531
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2030	630	675
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2031	500	538
[4]	Bristol Township School District GO	5.000%	6/1/2026	570	581
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/2026	390	392
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2025	445	446
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	470	475
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	580	590
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2026	250	251
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Pennswood Village Project)	5.000%	10/1/2030	250	256
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2029	1,625	1,634
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/2025	180	178
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	1,850	1,875
[1]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/2029	345	359
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/2027	770	775
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2026	1,100	1,122
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2027	1,675	1,741
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2028	875	924
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2029	925	990
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/2028	153	153
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,200	1,265
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	4,525	4,728
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	1,125	1,126
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/2028	1,000	1,015
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/2029	1,470	1,491
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/2030	1,100	1,115
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/2026	1,105	1,056
	Delaware County Authority College & University Revenue	5.000%	10/1/2025	265	265
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/2032	2,030	2,094
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	3.411%	3/1/2057	3,070	3,067
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	2.690%	3/1/2057	13,435	13,382
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	130	130
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	120	122
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2026	610	620
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	1,700	1,716
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue (Willow Valley Communities Project)	5.000%	12/1/2029	950	952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Forest Area School District GO	3.000%	11/1/2030	410	406
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2027	13,125	13,391
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	1,005	1,080
[1]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	3,136	3,153
[1]	Lackawanna County PA TRAN GO	3.750%	12/31/2025	5,000	5,003
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2026	510	522
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2027	580	605
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2028	975	1,033
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2029	675	726
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	355	385
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2031	365	398
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/2026	15	15
[4]	Lancaster School District GO	5.000%	6/1/2030	250	274
	Latrobe IDA College & University Revenue	5.000%	3/1/2029	150	155
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2028	600	629
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2029	375	399
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2030	1,000	1,077
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2031	570	619
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2025	260	260
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2026	355	358
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,770	1,838
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,555	2,698
[2]	Luzerne County PA GO	5.000%	11/15/2029	4,595	4,623
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/2026	1,265	1,274
	Manheim Central School District GO	1.000%	5/1/2026	60	59
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	435	442
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	310	315
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	475	493
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,590	1,685
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2026	1,300	1,325
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2027	1,500	1,569
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2026	175	176
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2030	300	301
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	1,225	1,265
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	12,515	12,711
[2]	Montour School District GO, Prere.	5.000%	10/1/2025	3,170	3,182
[2]	Moon Area School District GO	5.000%	11/15/2028	1,490	1,596
[2]	Newport PA School District GO	2.250%	8/15/2028	215	208
[4]	Newport PA School District GO	2.750%	8/15/2030	50	48
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,250	3,376
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	4,170	4,247
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2025	1,005	1,008
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2027	1,380	1,423
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2029	1,530	1,610
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2031	1,175	1,260
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,125	1,131
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	4,250	4,280
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	235	238
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2026	3,975	4,026
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	320	325
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	325	330
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2027	4,500	4,655
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2028	4,200	4,420
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	300	317
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	485	512
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	1,220	1,303
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	1,560	1,668
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	1,620	1,751
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	650	662
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	6,085	6,611
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	17,195	17,853
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	2.770%	11/15/2025	1,750	1,748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.870%	11/15/2026	1,820	1,812
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.990%	11/15/2047	29,415	29,237
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.990%	5/15/2053	60,000	59,933
[2]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2026	1,900	1,916
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	3.250%	10/1/2025	950	951
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2025	920	923
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	310	319
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2027	1,325	1,327
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2030	650	669
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2030	630	631
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	235	237
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2031	935	936
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/2026	1,490	1,499
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/7/2025	15,670	15,670
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2025	200	201
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2025	320	321
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2025	110	110
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2025	2,390	2,399
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2026	400	406
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2026	150	154
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2027	300	311
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	1,000	1,053
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	500	535
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2030	500	545
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	1,000	1,005
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	9/1/2027	2,000	2,002
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2025	100	101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	7,555	7,691
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	510	520
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2031	585	606
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	1,770	1,812
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	2,005	2,073
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.000%	8/7/2025	28,355	28,355
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2030	3,030	3,106
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2031	1,020	1,043
[3]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.140%	7/15/2041	77,000	76,872
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2026	4,235	4,330
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2027	1,500	1,567
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2029	1,000	1,023
[1]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2029	600	603
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2026	140	141
	Philadelphia IDA College & University Revenue	5.000%	11/1/2026	850	871
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2025	555	556
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2026	390	399
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2027	305	315
[2]	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/2026	1,550	1,600
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/2027	650	654
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/2028	1,750	1,761
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/2031	1,435	1,443
[1,5]	Philadelphia PA Authority Industrial Development Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	16,751	16,751
	Philadelphia PA GO	5.000%	8/1/2029	5,745	5,745
[1,2]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	2.410%	8/7/2025	11,250	11,250
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	1,130	998
[1,2,3]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.852%	9/1/2040	20,450	20,289
	Pleasant PA Valley School District GO	5.000%	5/1/2028	200	212
	Pleasant PA Valley School District GO	5.000%	5/1/2029	150	162
	Pleasant PA Valley School District GO	5.000%	5/1/2030	150	165
	Pleasant PA Valley School District GO	5.000%	5/1/2031	200	222
[2]	Pocono Mountain School District GO	5.000%	12/15/2026	1,725	1,777
[2]	Pocono Mountain School District GO	5.000%	12/15/2027	1,790	1,881
[2]	Pocono Mountain School District GO	5.000%	12/15/2028	2,710	2,900
	Quaker Valley PA School District GO	3.000%	4/1/2030	340	340
	School District of Philadelphia GO	5.000%	9/1/2025	1,000	1,001
	School District of Philadelphia GO	5.000%	9/1/2025	1,070	1,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	School District of Philadelphia GO	5.000%	9/1/2025	2,705	2,709
	School District of Philadelphia GO	5.000%	9/1/2026	1,120	1,148
	School District of Philadelphia GO	5.000%	9/1/2026	1,645	1,687
	School District of Philadelphia GO	5.000%	9/1/2027	115	120
	School District of Philadelphia GO	5.000%	9/1/2027	2,910	2,974
[4]	School District of Philadelphia GO	5.000%	9/1/2027	6,860	7,036
	School District of Philadelphia GO	5.000%	9/1/2027	1,180	1,231
	School District of Philadelphia GO	5.000%	9/1/2027	1,340	1,398
	School District of Philadelphia GO	5.000%	9/1/2028	5,352	5,467
	School District of Philadelphia GO	5.000%	9/1/2028	1,240	1,318
	School District of Philadelphia GO	5.000%	9/1/2028	1,000	1,062
	School District of Philadelphia GO	5.000%	9/1/2029	1,000	1,020
[2]	Scranton PA GO	5.000%	11/15/2025	400	402
[2]	Scranton PA GO	5.000%	11/15/2027	385	402
[2]	Scranton PA GO	5.000%	11/15/2028	770	816
[2]	Scranton PA GO	5.000%	11/15/2029	625	670
	Scranton PA School District GO	5.000%	12/1/2025	1,000	1,007
	Scranton PA School District GO	5.000%	12/1/2027	1,400	1,462
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2025	110	111
[8]	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2026	455	465
[8]	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2029	425	456
[8]	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	780	847
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/2026	160	163
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2025	300	301
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2027	375	392
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	1,250	1,278
	Washington County Authority College & University Revenue VRDO	2.200%	8/7/2025	32,685	32,685
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	410	403
	Westmoreland County PA GO	5.000%	8/15/2028	1,000	1,064
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	1,000	1,040
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/2025	130	131
[4]	Wilkes-Barre PA Area School District GO	5.000%	8/1/2027	1,240	1,277
[2]	Williamsport Area School District GO	2.500%	8/1/2029	515	497
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	3,375	3,435
					705,591
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	79,664	82,110
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	38,362	40,612
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	4,095	4,224
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,415	2,511
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	3,660	3,806
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	13,090	13,688
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/2026	1,415	1,431
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	1,678	1,572
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	3,351	2,916
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	3,640	2,899
					155,769
Rhode Island (0.2%)
	Pawtucket RI BAN GO	4.500%	10/24/2025	5,000	5,010
[2]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2025	500	501
[2]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2027	600	627
[2]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2028	400	425
[2]	Rhode Island Health & Educational Building Corp. Appropriations Revenue	5.000%	5/15/2026	1,500	1,503
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2029	5,170	5,285
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2030	1,040	1,062
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,955	1,981
[4]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2028	1,000	1,064
[4]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.250%	5/15/2029	1,000	1,021
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue (Rock Ridge Project) PUT	3.350%	4/1/2028	1,585	1,596
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/2026	1,060	1,060
[7]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	6,800	6,822
[1,3]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB	2.900%	4/1/2031	7,815	7,815
					35,772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina (1.2%)
	Anderson County SC School District No. 4 BAN GO	5.000%	8/28/2025	31,500	31,554
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	1,000	1,032
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	6,055	6,128
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Gordon Street Mill Project) PUT	5.000%	10/1/2025	12,682	12,722
	Orangeburg County Facilities Corp. Lease (Appropriation) Revenue	5.000%	12/1/2027	1,140	1,185
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	1,000	1,001
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2027	1,055	1,088
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2026	2,250	2,254
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	325	335
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	1,600	1,685
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,000	1,053
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2029	1,185	1,188
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	325	341
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2025	30,435	30,551
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	14,195	15,247
[1,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	8/7/2025	9,655	9,655
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	8/7/2025	8,000	8,000
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/2026	3,000	3,071
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2025	400	403
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2026	180	186
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2026	475	489
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2026	900	927
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	500	526
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2027	650	684
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2028	500	536
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2028	600	644
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2028	650	697
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.410%	8/7/2025	2,820	2,820
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.410%	8/7/2025	2,900	2,900
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.410%	8/7/2025	24,000	24,000
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.430%	8/7/2025	5,000	5,000
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.430%	8/7/2025	5,000	5,000
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	540	546
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	1,020	1,030
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	1,895	1,912
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	2,175	2,199
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	1,010	1,021
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2027	1,075	1,131
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	2,150	2,307
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2029	500	544
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2030	270	297
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	1,750	1,749
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (Settlement Manor Apartments Project) PUT	5.000%	11/1/2027	935	977
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,148
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2026	595	604
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	490	508
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	1,000	1,057
	University of South Carolina College & University Revenue	5.000%	5/1/2031	1,445	1,493
	University of South Carolina College & University Revenue	5.000%	5/1/2032	2,145	2,210
					195,635
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Appropriations Revenue (Vocational Education Program)	5.000%	8/1/2027	495	496
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	5	5
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	5	5
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	280	286
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,025	1,027
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	800	804
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,000	1,004
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	10,185	11,136
					14,763
Tennessee (3.0%)
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/2028	2,250	2,274
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/2028	1,125	1,127
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	4,025	4,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	875	891
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,455	1,456
	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Tyler Apartment Project) PUT	5.000%	8/1/2025	5,431	5,431
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	700	716
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/2027	1,500	1,510
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	17,362	17,480
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	11,721	11,801
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,501
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/2026	300	302
	Marshall County TN GO	2.500%	5/1/2030	355	341
	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2026	8,525	8,683
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2026	350	355
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2025	170	170
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	12,930	13,721
[1,5]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	2.390%	8/7/2025	6,310	6,310
[8]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	3.150%	2/1/2029	3,060	3,063
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/2026	1,765	1,770
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Burning Tree Aparatments Project) PUT	5.000%	10/1/2027	2,925	3,039
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/2028	6,000	6,099
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	5,255	5,285
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Stone Bridge Lofts Project) PUT	3.500%	12/1/2025	7,056	7,055
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	20,781	20,923
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	14,940	15,245
[1,2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue PUT TOB	2.440%	7/1/2031	9,100	9,100
[1,2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB VRDO	2.440%	8/7/2025	3,665	3,665
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,040	2,143
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,400	2,558
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,210	3,450
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,555	2,756
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	24,775	26,101
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/2025	600	604
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/2026	750	768
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2027	975	1,018
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/2028	285	299
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2028	1,100	1,168
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/2029	860	912
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2029	2,000	2,151
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	52,925	53,204
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	45,835	48,263
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2025	250	251
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2025	2,205	2,214
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	4,050	4,127
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2026	200	204
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	6,975	7,103
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	41,660	42,925
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/2025	88,690	88,801
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2026	255	260
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2027	250	261
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2028	200	212
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program) PUT	3.500%	10/1/2025	12,070	12,073
	Washington County TN GO	5.000%	6/1/2029	9,180	9,777
	Washington County TN GO	5.000%	6/1/2030	4,820	5,116
	Washington County TN GO	5.000%	6/1/2031	5,060	5,335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	3,235	3,318
					483,718
Texas (10.1%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	11,962	12,076
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,570	3,616
[14]	Aldine Independent School District GO	4.000%	2/15/2030	1,175	1,178
	Allen TX GO	5.000%	8/15/2026	815	834
[14]	Alvarado TX Independent School District GO PUT	2.750%	8/15/2025	3,390	3,389
	Amarillo TX Waterworks & Sewer System Water Revenue	3.000%	4/1/2027	1,000	1,000
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	390	393
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	465	476
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	560	586
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	510	545
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2029	1,400	1,509
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	375	408
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2030	1,450	1,587
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	295	324
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2031	2,000	2,209
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	340	377
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/2026	1,000	998
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/2026	1,250	1,247
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	2,120	2,217
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	400	417
	Austin Community College District GO	5.000%	8/1/2025	3,000	3,000
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	13,500	13,575
	Austin Texas Utility System	3.000%	9/3/2025	27,200	27,204
	Austin TX Water & Wastewater System Revenue	5.000%	5/15/2030	995	1,001
	Austin TX Water & Wastewater System Revenue, Prere.	5.000%	11/15/2025	5	5
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2032	3,405	3,480
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2026	300	307
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2027	425	444
	Bexar County Hospital District GO	5.000%	2/15/2026	625	633
	Bexar County Hospital District GO	5.000%	2/15/2027	350	362
	Bexar County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.050%	3/1/2026	1,185	1,186
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	8,250	8,229
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	8,455	8,502
[2]	Brownsville TX Utilities System Multiple Utility Revenue	5.000%	9/1/2027	1,490	1,525
[14]	Bullard Independent School District GO PUT	2.750%	8/15/2025	4,525	4,524
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	1/1/2026	9,760	9,762
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/2027	3,125	3,147
[14]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2026	2,555	2,589
[9]	Cedar Hill Independent School District GO	0.000%	8/15/2026	3,570	3,459
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2026	1,000	987
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2027	635	636
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	400	401
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	23,600	23,804
[11,15]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	2,435	2,366
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	23,150	24,814
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2028	1,485	1,579
[14]	Clear Creek Independent School District GO PUT	3.600%	8/15/2025	7,480	7,483
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2025	720	720
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2025	460	460
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2025	1,500	1,501
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	1,285	1,315
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	8/15/2026	500	500
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	990	1,027
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	1,800	1,877
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	1,000	1,061
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	1,375	1,481
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.750%	8/15/2038	5,015	5,021
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.750%	8/15/2045	10,500	10,512
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/2030	385	387
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	103	103
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	545	559
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/2028	6,415	6,439
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2025	2,750	2,768
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/2026	5,175	5,175
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	2,280	2,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	842	858
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	1,665	1,713
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	1,403	1,462
[14]	Dallas Independent School District GO PUT	5.000%	2/15/2026	6,500	6,566
[14]	Dallas Independent School District GO PUT	5.000%	2/15/2027	7,980	8,211
[14]	Dallas Independent School District GO PUT	5.000%	2/15/2028	10,000	10,539
[14]	Dallas Independent School District GO PUT	5.000%	2/15/2029	3,800	4,076
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	1,375	1,378
[1]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	7,535	7,537
[1]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/2028	54,270	54,366
[1]	Decatur TX Special Assessment Revenue	4.500%	9/15/2030	194	194
[1]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	230	231
[1]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	234	236
[1,5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.050%	8/1/2025	8,885	8,885
[8,14]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	6,090	6,093
[14]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/2027	2,375	2,428
[2]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2027	550	575
[2]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2028	335	357
	Ector County Hospital District GO	5.000%	9/15/2025	500	501
[14]	Ector County Independent School District GO PUT	4.000%	8/15/2027	27,680	28,315
	Ector County TX GO	5.000%	2/15/2026	1,000	1,013
	Ector County TX GO	5.000%	2/15/2028	3,375	3,565
	El Paso County Hospital District GO	5.000%	8/15/2025	1,070	1,070
[2]	El Paso County Hospital District GO	5.000%	2/15/2026	1,380	1,397
[2]	El Paso County Hospital District GO	5.000%	8/15/2026	1,100	1,126
[2]	El Paso County Hospital District GO	5.000%	2/15/2027	890	919
[2]	El Paso County Hospital District GO	5.000%	2/15/2028	1,515	1,594
[2]	El Paso County Hospital District GO	5.000%	8/15/2028	1,000	1,062
[2]	El Paso County Hospital District GO	5.000%	2/15/2029	1,695	1,814
[2]	El Paso County Hospital District GO	5.000%	2/15/2030	1,475	1,598
[2]	El Paso County Hospital District GO	5.000%	2/15/2031	1,025	1,120
	El Paso County TX GO	5.000%	2/15/2031	1,280	1,292
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2026	175	175
	Fort Bend County TX GO	5.000%	3/1/2026	2,055	2,059
	Fort Bend County TX GO	5.000%	3/1/2029	1,030	1,044
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/2025	4,165	4,165
[14]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	5,075	4,929
[1]	Fort Worth TX Water & Sewer System Water Revenue TOB VRDO	2.330%	8/7/2025	10,000	10,000
[14]	Frisco Independent School District GO	0.000%	8/15/2026	4,690	4,557
[14]	Frisco Independent School District GO	2.500%	8/15/2027	1,460	1,445
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2027	550	571
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2029	300	322
[14]	Garland Independent School District GO	5.000%	2/15/2026	2,650	2,655
[2]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2026	1,250	1,267
[2]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2028	1,410	1,493
[14]	Georgetown Independent School District GO	5.000%	8/15/2029	3,055	3,199
[14]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	1,200	1,172
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	17,845	18,748
[1,4]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	2.460%	8/7/2025	4,845	4,845
[4]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2027	845	876
[4]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2028	1,175	1,240
[8,14]	Gregory-Portland TX Independent School District GO	5.000%	8/15/2025	1,570	1,571
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2028	1,635	1,691
[14]	Hardin-Jefferson Independent School District GO	2.000%	8/15/2028	390	375
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,000	1,003
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,076
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,000	1,080
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	1,000	1,006
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	555	556
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	13,505	13,880
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	1,000	1,061
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	3,830	4,093
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,750	2,930
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.140%	7/1/2049	5,265	5,267
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/2026	6,025	6,042
[1]	Harris County Hospital District GO TOB VRDO	2.320%	8/7/2025	7,410	7,410
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	1,500	1,514
	Harris County TX GO	5.000%	10/1/2028	3,640	3,652
	Harris County TX GO	5.000%	10/1/2031	4,530	4,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX Highway Revenue	5.000%	8/15/2028	1,500	1,533
[1]	Harris County TX Hospital District GO TOB VRDO	2.900%	8/1/2025	18,750	18,750
[1]	Harris County TX Hospital District GO TOB VRDO	2.900%	8/1/2025	11,875	11,875
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2026	4,425	4,260
[14]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	25	25
[14]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	25	25
[14]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	115	116
[14]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	195	196
[14]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	320	322
[14]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	335	337
[14]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/2026	175	176
[1]	Hays County TX Special Assessment Revenue	2.500%	9/15/2025	35	35
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2025	3,000	3,005
	Housing Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	9,625	9,753
	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	7,155	7,226
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/2028	1,850	1,866
	Houston Independent School District GO PUT	5.000%	7/15/2028	14,170	14,985
[2]	Houston TX Combined Utility System Water Revenue	0.000%	12/1/2026	3,825	3,682
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2028	1,140	1,227
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2029	22,705	22,725
	Houston TX GO	5.000%	3/1/2028	415	440
[1]	Houston TX Housing Finance Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	16,344	16,344
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2027	1,700	1,736
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2029	1,915	1,964
[14]	Hutto Independent School District GO	5.000%	8/1/2025	400	400
[14]	Hutto Independent School District GO PUT	2.000%	8/1/2025	2,980	2,980
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2027	500	508
[14]	Irving Independent School District GO	4.000%	2/15/2030	8,000	8,000
[14]	Jarrell Independent School District GO	2.750%	8/15/2030	565	554
[14]	Joshua Independent School District GO	5.000%	8/15/2026	540	553
[1]	Justin TX Special Assessment Revenue	2.500%	9/1/2026	25	25
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	3,500	3,678
[14]	Katy Independent School District GO PUT	4.000%	8/15/2026	5,000	5,059
[14]	Kilgore Independent School District GO PUT	2.000%	8/15/2025	475	475
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	530	537
[14]	Leander Independent School District GO	0.000%	8/15/2035	1,500	969
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2026	9,487	9,519
[14]	Lewisville Independent School District GO	4.000%	8/15/2026	12,160	12,172
[14]	Little Elm Independent School District GO PUT	0.680%	8/15/2025	455	455
[14]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,000	5,002
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2026	2,200	2,240
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	19,605	20,515
[14]	Mabank Independent School District GO	5.000%	8/15/2026	600	615
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	22,100	22,210
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	3,005	3,006
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	2,000	2,001
[14]	McKinney Independent School District GO	5.000%	2/15/2030	350	354
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2027	4,030	4,044
[1]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	100	100
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2029	1,585	1,589
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	530	531
[8,14]	Navarro Independent School District GO	4.000%	8/1/2025	3,395	3,481
[14]	New Caney Independent School District GO PUT	4.000%	8/15/2027	3,610	3,691
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/2027	1,100	1,100
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/2025	640	640
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2025	385	386
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2026	140	142
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2027	175	180
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2028	220	230
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2029	290	305
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2030	400	423
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	1,420	1,423
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.250%	10/1/2030	7,670	7,684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	740	741
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/2026	1,275	1,292
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/2026	1,290	1,307
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/2026	2,445	2,478
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,880	1,892
[14]	North East TX Independent School District GO PUT	3.750%	8/1/2027	4,130	4,188
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2030	4,605	4,706
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	650	651
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	1,020	1,030
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	1,290	1,302
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	150	151
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	625	660
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	2,150	2,207
	North TX Municipal Water District	3.020%	9/18/2025	24,500	24,500
[14]	Northside Independent School District GO	5.000%	8/15/2026	3,215	3,218
[14]	Northside Independent School District GO PUT	3.000%	8/1/2026	29,740	29,668
[14]	Northside Independent School District GO PUT	2.000%	6/1/2027	1,925	1,882
[14]	Northside Independent School District GO PUT	3.450%	8/1/2027	7,675	7,725
[14]	Northside Independent School District GO PUT	3.550%	6/1/2028	32,065	32,450
[1]	Northwest Independent School District GO TOB VRDO	2.330%	8/7/2025	4,000	4,000
[14]	Pasadena Independent School District GO PUT	3.230%	8/15/2027	57,685	57,997
[4]	Pearland TX GO	5.000%	3/1/2030	1,430	1,448
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2028	1,100	1,141
[14]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2026	1,220	1,236
[14]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2026	1,060	1,074
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2027	1,900	1,940
[1]	Pilot Point TX Special Assessment Revenue	5.000%	9/15/2030	250	255
[1]	Pilot Point TX Special Assessment Revenue	5.000%	9/15/2030	350	357
[14]	Port Neches-Groves TX Independent School District GO	2.750%	2/15/2030	670	661
[14]	Prosper Independent School District GO PUT	3.000%	8/15/2025	7,440	7,440
[14]	Prosper Independent School District GO PUT	4.000%	8/15/2026	2,725	2,749
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/2028	10,575	10,542
[14]	Rankin Independent School District GO	5.000%	2/15/2026	2,750	2,784
[14]	Rankin Independent School District GO	5.000%	2/15/2027	1,000	1,035
[14]	Rankin Independent School District GO	5.000%	2/15/2028	1,000	1,055
[14]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	17,225	18,765
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	385	401
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/2026	1,000	1,013
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/2027	1,000	1,035
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/2025	7,845	7,845
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	2,210	2,222
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	225	235
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/2027	800	807
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	330	345
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/2027	2,900	3,016
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2025	2,585	2,592
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/2025	12,965	12,890
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	3,420	3,316
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,415	10,410
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	1,460	1,402
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	3.160%	2/1/2048	42,500	42,488
	San Antonio TX GO	5.000%	2/1/2026	590	591
[14]	San Antonio TX Independent School District GO	5.000%	8/15/2026	1,000	1,003
	San Antonio Water System	2.850%	8/1/2025	48,825	48,825
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	11,795	11,441
[3]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.940%	5/1/2044	61,650	61,614
	Schertz TX GO	3.000%	2/1/2030	215	214
[8,14]	Sinton Independent School District GO PUT	4.000%	8/15/2026	2,000	2,021
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/2027	5,500	5,582
[14]	Snook Independent School District GO	2.750%	2/15/2030	390	385
[2]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	150	153
[14]	Spring Branch Independent School District GO	4.000%	2/1/2030	7,760	7,767
	Spring Independent School District GO	5.000%	8/15/2027	290	304
[14]	Spring Independent School District GO	4.000%	8/15/2030	9,240	9,244
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	20,759	21,117
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	3,000	3,008
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	675	688
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	300	317
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,058
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,800	1,932
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2028	755	767
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2032	2,825	2,860
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project) VRDO	2.200%	8/1/2025	4,235	4,235
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2026	780	793
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2027	1,160	1,197
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2028	430	450
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2029	450	476
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	6,650	6,728
[8]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	56,880	61,353
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.900%	8/1/2025	11,200	11,200
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.970%	8/1/2025	1,100	1,100
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.300%	8/6/2025	23,165	23,165
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.300%	8/6/2025	12,790	12,790
	Tarrant County Hospital District GO	5.000%	8/15/2025	425	425
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	333	347
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	3,450	3,483
	Texas A & M Permanent University Fund	2.850%	11/5/2025	25,000	25,000
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2026	3,750	3,752
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/2027	13,000	13,090
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	7,466	7,493
	Texas GO	5.000%	4/1/2032	1,490	1,508
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2025	3,000	3,021
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	635	651
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	30,650	31,434
[3]	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, 67% of TSFR3M + 1.625%	4.519%	12/15/2026	2,765	2,766
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2025	2,960	2,976
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	2,335	2,385
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	10,455	10,840
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	6,590	6,906
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	1,000	1,056
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2026	1,315	1,326
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2026	750	756
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2027	750	771
[2]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2025	655	655
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2026	260	263
[4]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2027	620	641
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	1,000	1,042
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	4,111	4,152
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/2027	1,765	1,782
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2027	6,625	6,681
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	27,440	26,862
	Texas Water Development Board Water Revenue	5.000%	8/1/2025	1,350	1,350
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	15,475	15,539
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	5,070	5,188
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	1,910	1,912
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	2,490	2,504
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/2025	1,500	1,500
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	3,925	3,939
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	9,700	9,750
	Travis County TX GO	5.000%	3/1/2027	3,000	3,006
	Travis County TX GO	4.000%	3/1/2030	845	846
[1,14]	Tuloso-Midway TX Independent School District GO TOB VRDO	2.900%	8/1/2025	7,325	7,325
	University of North Texas System College & University Revenue	5.000%	4/15/2026	3,000	3,050
	University of North Texas System College & University Revenue	5.000%	4/15/2029	590	640
	University of North Texas System College & University Revenue	5.000%	4/15/2030	460	507
	University TX Permanent University Fund	2.920%	10/15/2025	25,000	25,000
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2028	350	375
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2029	400	436
[14]	Winona Independent School District GO	2.750%	2/15/2030	580	572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Ysleta Independent School District GO	5.000%	8/15/2025	1,545	1,546
					1,648,572
Utah (0.3%)
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2027	500	521
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2027	505	524
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2028	570	604
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2030	760	827
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2029	550	594
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2031	355	392
[2]	Grand County School District Local Building Authority Lease Revenue	5.000%	12/15/2032	755	760
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2026	1,015	1,028
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	3,735	3,968
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	335	362
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	4.000%	6/15/2030	520	505
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	11,380	11,597
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	1,075	1,082
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/2027	600	625
[2]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	5/1/2027	630	654
[1]	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue TOB VRDO	2.900%	8/1/2025	19,960	19,960
					44,003
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	5.000%	5/1/2028	250	253
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2025	500	500
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	495	496
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2030	1,000	993
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,000	5,055
					7,297
Virgin Islands (0.2%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2025	2,325	2,328
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	2,945	2,970
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	5,420	5,505
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2030	7,500	7,514
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2025	3,500	3,506
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2026	815	832
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2027	580	603
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2028	555	588
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	625	672
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	815	885
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2031	875	956
					26,359
Virginia (0.9%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	870	891
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.400%	12/1/2025	2,975	2,978
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/2026	2,920	2,947
	Bristol VA BAN GO	5.000%	9/1/2027	7,750	7,764
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	2,595	2,690
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	3,500	3,553
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/2027	2,375	2,394
	Henrico County VA GO	5.000%	8/1/2025	1,400	1,400
[2]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	500	510
[2]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	680	723
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	870	869
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2027	55	55
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2028	310	310
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/2025	4,070	4,054
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	2,785	2,826
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2026	425	428
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/2029	1,925	1,898
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2028	5,325	5,667
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	1,500	1,523
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	5,648	5,682
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	15,000	14,781
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2025	750	750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2028	160	166
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2029	175	183
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2030	200	211
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2031	125	132
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,260	2,283
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2026	550	556
[9]	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/2026	3,620	3,550
	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/2027	4,435	4,225
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	3,900	4,102
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/2028	2,855	2,862
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	9/1/2028	6,100	6,101
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/2028	7,445	7,463
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	3/1/2029	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/2029	10,585	10,576
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/2029	7,185	7,201
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	9/1/2029	625	626
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2026	2,455	2,455
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2026	1,515	1,515
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/2029	7,060	7,137
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/2025	6,590	6,628
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2025	230	229
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	320	322
[1,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.640%	8/7/2025	3,860	3,860
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	1,180	1,191
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	850	877
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/2025	2,625	2,616
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,250	2,284
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,120	2,151
					146,470
Washington (1.8%)
[1]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	2.800%	8/1/2025	9,495	9,495
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	2.490%	11/1/2045	5,305	5,265
[9]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	2,795	2,569
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	7,125	7,208
	FYI Properties Lease Revenue	5.000%	6/1/2031	1,000	1,053
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2026	750	757
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/2025	17,605	17,535
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/2025	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	6,760	6,816
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	1,345	1,382
	King County Public Hospital District No. 1 GO	5.000%	12/1/2030	1,125	1,152
	King County WA Sewer Revenue	2.930%	9/9/2025	10,000	10,000
	King County WA Sewer Revenue	2.930%	9/18/2025	6,050	6,050
	King County WA Sewer Revenue PUT	0.875%	1/1/2026	4,010	3,959
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.520%	1/1/2040	32,240	31,862
[2]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2026	500	515
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/2025	3,000	3,026
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/2025	3,070	3,096
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/2025	4,250	4,286
	Pierce County School District No. 343 GO	3.000%	12/1/2030	495	492
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/2032	1,550	1,586
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/2027	4,500	4,595
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/2030	4,150	4,211
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/2026	4,335	4,238
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/2029	1,730	1,732
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.540%	5/1/2045	14,075	13,929
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,000	1,019
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,000	1,013
[1]	Spokane County WA Airport Port, Airport & Marina Revenue TOB VRDO	2.440%	8/7/2025	8,525	8,525
	Spokane WA GO	4.000%	12/1/2029	1,535	1,536
[1]	Tacoma WA Electric System Electric Power & Light Revenue TOB VRDO	2.330%	8/7/2025	9,495	9,495
	Tacoma WA Sewer Revenue	4.000%	12/1/2030	2,855	2,946
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	13,075	13,303
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	5.000%	10/1/2027	1,055	1,076
	Washington COP	5.000%	7/1/2030	4,415	4,597
	Washington GO	5.000%	8/1/2025	1,280	1,280
[11]	Washington GO	0.000%	12/1/2027	3,625	3,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Washington GO	0.000%	12/1/2028	4,180	3,815
	Washington GO	5.000%	2/1/2029	1,800	1,821
	Washington GO	5.000%	7/1/2029	3,790	3,826
	Washington GO	5.000%	8/1/2031	4,680	4,776
[1]	Washington GO TOB VRDO	2.330%	8/7/2025	9,500	9,500
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	225	225
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	935	954
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	400	410
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,041
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	350	364
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	2,650	2,762
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	15	15
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,915	4,219
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,110	4,466
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,295	4,679
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,825	3,872
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2025	1,085	1,085
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	1,625	1,637
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	23,110	23,671
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2026	490	492
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	13,180	13,413
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2026	285	289
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/2026	420	415
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	4,000	4,000
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	1,300	1,340
	Washington State University College & University Revenue	5.000%	4/1/2029	1,275	1,380
	Washington State University College & University Revenue	5.000%	10/1/2031	1,345	1,360
					290,908
West Virginia (0.3%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	460	460
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	5,925	6,006
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	3,610	3,659
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/2025	5,100	5,049
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	5,525	5,553
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	875	876
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,300	1,302
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	750	779
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	8/7/2025	15,280	15,280
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue (Five Points Project) PUT	5.000%	3/1/2026	2,300	2,327
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,157	1,196
					43,388
Wisconsin (2.1%)
[2]	Beloit School District GO	3.000%	4/1/2030	405	394
	Brown County WI GO	2.750%	11/1/2030	310	301
	Dodge County WI GO	2.500%	8/1/2030	765	732
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/2027	1,500	1,519
	Greenfield WI GO	2.500%	3/1/2030	525	506
	Hudson WI GO	3.000%	12/1/2030	375	373
	Milwaukee WI GO	4.000%	3/15/2026	3,330	3,332
	Milwaukee WI GO	5.000%	4/1/2026	1,000	1,014
[2]	Milwaukee WI GO	5.000%	4/1/2026	1,355	1,375
[4]	Milwaukee WI GO	5.000%	12/1/2026	3,750	3,865
	Milwaukee WI GO	5.000%	12/1/2026	2,735	2,815
[4]	Milwaukee WI GO	5.000%	4/1/2027	1,310	1,360
[2]	Milwaukee WI GO	5.000%	4/1/2027	1,340	1,391
[4]	Milwaukee WI GO	5.000%	4/1/2027	7,370	7,653
[4]	Milwaukee WI GO	5.000%	4/1/2027	1,460	1,516
[4]	Milwaukee WI GO	5.000%	12/1/2027	3,755	3,940
	Milwaukee WI GO	5.000%	12/1/2027	2,745	2,875
	Milwaukee WI GO	5.000%	4/1/2028	1,285	1,358
[4]	Milwaukee WI GO	5.000%	4/1/2028	1,315	1,389
[4]	Milwaukee WI GO	5.000%	12/1/2028	3,755	4,012
	Milwaukee WI GO	5.000%	12/1/2028	2,745	2,936
	Milwaukee WI GO	5.000%	12/1/2029	2,750	2,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milwaukee WI GO	5.000%	12/1/2030	2,755	3,018
[2]	Monroe WI School District GO	5.000%	3/1/2027	160	166
[2]	Monroe WI School District GO	5.000%	3/1/2028	250	264
	Mount Pleasant WI GO	2.750%	5/1/2030	360	349
	Onalaska WI GO	2.300%	10/1/2030	355	334
	Oregon WI School District GO	2.700%	3/1/2027	1,075	1,064
	Platteville School District GO	3.000%	3/1/2030	60	60
[1]	Public Finance Authority Charter School Aid Revenue	4.125%	6/15/2029	280	275
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2030	305	308
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2026	245	246
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2027	435	441
	Public Finance Authority College & University Revenue	5.000%	4/1/2028	1,025	1,059
	Public Finance Authority College & University Revenue	5.000%	4/1/2029	1,155	1,204
	Public Finance Authority College & University Revenue	5.250%	10/1/2029	1,825	1,867
	Public Finance Authority College & University Revenue	5.250%	10/1/2030	1,925	1,961
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2028	3,910	3,953
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	12,175	12,201
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	130	131
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2025	865	865
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	445	449
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	475	471
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,025	2,057
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	500	529
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	700	754
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2025	365	367
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2027	290	301
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2028	380	401
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.000%	6/1/2026	1,000	1,018
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	4,930	5,050
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	17,213	17,248
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	10,023	10,054
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	15,246	15,306
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	230	240
[2]	Racine Unified School District GO	5.000%	4/1/2026	125	127
[2]	Racine Unified School District GO	5.000%	4/1/2027	150	156
[2]	Racine Unified School District GO	5.000%	4/1/2028	150	159
	Sussex WI GO	3.000%	6/1/2030	295	295
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	17,000	18,625
	Waukesha WI GO	2.000%	10/1/2025	1,335	1,332
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/2027	2,630	2,633
	West Bend WI GO	2.500%	3/1/2030	570	546
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	1,230	1,232
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	695	694
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	1,095	1,096
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	1,800	1,797
[8]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,650	1,752
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	7,870	8,402
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	400	409
[8]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,000	1,079
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	2,455	2,458
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	4,575	4,647
[8]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,490	2,708
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,310	1,329
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,013
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,380	2,446
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	3,260	3,312
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	3,875	3,937
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/2026	9,125	9,287
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	4,000	4,290
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	6,935	7,439
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	8/15/2026	2,000	2,051
[1,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.050%	8/1/2025	12,800	12,800
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.900%	8/6/2025	15,000	15,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2026	4,360	4,409
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	2.470%	8/15/2054	7,500	7,443
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/2029	410	411
[1,5]	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue VRDO	4.590%	9/12/2025	2,970	2,970
[1]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collabration Inc. Project)	5.000%	8/1/2027	3,500	3,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2025	11,650	11,655
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	5,520	5,522
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	1,875	1,879
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	12,300	12,400
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/2026	1,031	1,050
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/2026	7,500	7,703
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	1,625	1,675
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	34,797	35,440
					340,813
Wyoming (0.0%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/2028	700	742
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2026	105	106
					848
Total Tax-Exempt Municipal Bonds (Cost $16,349,363)					16,405,738
				Shares
Temporary Cash Investments (2.4%)
Investment Company (2.4%)
[16]	Vanguard Municipal Low Duration Fund (Cost $395,930)	2.827%		39,592,983	395,930
Total Investments (102.8%) (Cost $16,745,293)					16,801,668
Other Assets and Liabilities—Net (-2.8%)					(457,053)
Net Assets (100%)					16,344,615
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $2,085,602, representing 12.8% of net assets.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
16	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in

Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,405,738	—	16,405,738
Temporary Cash Investments	395,930	—	—	395,930
Total	395,930	16,405,738	—	16,801,668